CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 89.6%
Aerospace & Defense - 1.2%
AAR Corp.	2,738	112,833
Aerojet Rocketdyne Holdings, Inc. (1)(2)	6,213	313,819
AeroVironment, Inc. (1)	1,707	91,427
Astronics Corp. (1)	1,883	55,323
Axon Enterprise, Inc. (1)	4,958	281,515
Cubic Corp.	2,578	181,568
Ducommun, Inc. (1)	914	38,754
Kratos Defense & Security Solutions, Inc. (1)	7,415	137,882
Maxar Technologies, Inc.	4,750	36,100
Mercury Systems, Inc. (1)	4,534	368,025
Moog, Inc., Class A	2,677	217,158
National Presto Industries, Inc. (2)	420	37,418
Park Aerospace Corp.	1,804	31,678
Parsons Corp. (1)	1,648	54,351
Triumph Group, Inc. (2)	4,259	97,446
Vectrus, Inc. (1)	813	33,048
Wesco Aircraft Holdings, Inc. (1)	4,699	51,736
		2,140,081

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (1)	5,010	105,310
Atlas Air Worldwide Holdings, Inc. (1)	1,930	48,694
Echo Global Logistics, Inc. (1)	2,286	51,778
Forward Air Corp.	2,396	152,673
Hub Group, Inc., Class A (1)	2,690	125,085
Radiant Logistics, Inc. (1)	2,087	10,790
		494,330

Airlines - 0.4%
Allegiant Travel Co.	1,085	162,381
Hawaiian Holdings, Inc.	3,989	104,751
Mesa Air Group, Inc. (1)	1,804	12,168
SkyWest, Inc.	4,287	246,074
Spirit Airlines, Inc. (1)	5,800	210,540
		735,914

Auto Components - 1.0%
Adient plc	7,353	168,825
American Axle & Manufacturing Holdings, Inc. (1)	8,943	73,511
Cooper Tire & Rubber Co.	4,233	110,566
Cooper-Standard Holdings, Inc. (1)	1,470	60,094
Dana, Inc.	12,117	174,970
Dorman Products, Inc. (1)	2,276	181,033

Fox Factory Holding Corp. (1)	3,199	199,106
Gentherm, Inc. (1)	2,898	119,064
LCI Industries	2,000	183,700
Modine Manufacturing Co. (1)	4,047	46,014
Motorcar Parts of America, Inc. (1)	1,400	23,660
Standard Motor Products, Inc.	1,855	90,060
Stoneridge, Inc. (1)	2,174	67,329
Tenneco, Inc., Class A (2)	4,240	53,085
Visteon Corp. (1)	2,367	195,372
		1,746,389

Automobiles - 0.1%
Winnebago Industries, Inc.	2,579	98,905

Banks - 8.8%
1st Constitution Bancorp	623	11,681
1st Source Corp.	1,262	57,711
ACNB Corp.	464	15,915
Allegiance Bancshares, Inc. (1)	1,683	54,007
Amalgamated Bank, Class A	808	12,944
Amerant Bancorp, Inc. (1)(2)	1,707	35,796
American National Bankshares, Inc.	705	25,006
Ameris Bancorp	5,083	204,540
Ames National Corp.	756	21,629
Arrow Financial Corp.	1,127	37,625
Atlantic Capital Bancshares, Inc. (1)	1,833	31,784
Atlantic Union Bankshares Corp.	6,915	257,549
Banc of California, Inc.	3,886	54,948
BancFirst Corp.	1,474	81,689
Bancorp, Inc. (The) (1)	4,384	43,402
BancorpSouth Bank	7,859	232,705
Bank First Corp.	510	33,752
Bank of Commerce Holdings	1,360	14,810
Bank of Marin Bancorp	1,090	45,224
Bank of NT Butterfield & Son Ltd. (The)	4,538	134,506
Bank of Princeton (The)	486	14,123
Bank7 Corp.	280	5,264
BankFinancial Corp.	1,183	14,078
Bankwell Financial Group, Inc.	446	12,265
Banner Corp.	2,944	165,365
Bar Harbor Bankshares	1,146	28,570
Baycom Corp. (1)	848	19,258
BCB Bancorp, Inc.	832	10,683
Berkshire Hills Bancorp, Inc.	3,820	111,888
Boston Private Financial Holdings, Inc.	7,071	82,413
Bridge Bancorp, Inc.	1,543	45,611
Brookline Bancorp, Inc.	6,592	97,100
Bryn Mawr Bank Corp.	1,617	59,037
Business First Bancshares, Inc.	766	18,690
Byline Bancorp, Inc. (1)	1,998	35,724

C&F Financial Corp.	251	13,218
Cadence BanCorp	10,674	187,222
Cambridge Bancorp	320	24,003
Camden National Corp.	1,318	57,096
Capital Bancorp, Inc. (1)	525	7,151
Capital City Bank Group, Inc.	1,232	33,818
Capstar Financial Holdings, Inc.	756	12,534
Carolina Financial Corp.	1,663	59,103
Carter Bank & Trust (1)	1,998	37,742
Cathay General Bancorp	6,414	222,790
CBTX, Inc.	1,510	42,099
CenterState Bank Corp.	10,344	248,101
Central Pacific Financial Corp.	2,337	66,371
Central Valley Community Bancorp	682	13,879
Century Bancorp, Inc., Class A	277	24,265
Chemung Financial Corp.	245	10,290
Citizens & Northern Corp.	1,125	29,565
City Holding Co.	1,332	101,565
Civista Bancshares, Inc.	1,318	28,640
CNB Financial Corp.	1,282	36,793
Coastal Financial Corp. (1)	530	8,008
Codorus Valley Bancorp, Inc.	695	16,166
Colony Bankcorp, Inc.	655	10,054
Columbia Banking System, Inc.	6,012	221,843
Community Bank System, Inc.	4,321	266,563
Community Bankers Trust Corp.	1,884	16,202
Community Financial Corp. (The)	347	11,614
Community Trust Bancorp, Inc.	1,316	56,035
ConnectOne Bancorp, Inc.	2,830	62,826
CrossFirst Bankshares, Inc. (1)(2)	550	7,868
Customers Bancorp, Inc. (1)	2,287	47,432
CVB Financial Corp.	11,410	238,127
DNB Financial Corp.	307	13,665
Eagle Bancorp, Inc.	2,865	127,836
Enterprise Bancorp, Inc.	790	23,684
Enterprise Financial Services Corp.	1,978	80,604
Equity Bancshares, Inc., Class A (1)	1,296	34,746
Esquire Financial Holdings, Inc. (1)	506	12,549
Evans Bancorp, Inc.	406	15,184
Farmers & Merchants Bancorp, Inc. (2)	778	20,197
Farmers National Banc Corp.	1,937	28,048
FB Financial Corp.	1,361	51,106
Fidelity D&D Bancorp, Inc. (2)	249	15,500
Financial Institutions, Inc.	1,134	34,224
First Bancorp / Southern Pines NC	2,504	89,894
First Bancorp, Inc. / ME	691	18,996
First BanCorp. / Puerto Rico	17,713	176,776
First Bancshares, Inc. (The)	1,422	45,931
First Bank / Hamilton	1,315	14,241
First Busey Corp.	4,434	112,092

First Business Financial Services, Inc.	708	17,049
First Capital, Inc.	286	16,539
First Choice Bancorp	529	11,278
First Commonwealth Financial Corp.	8,496	112,827
First Community Bankshares, Inc.	1,464	47,390
First Financial Bancorp	8,144	199,324
First Financial Bankshares, Inc. (2)	11,051	368,330
First Financial Corp. / IN	992	43,122
First Financial Northwest, Inc.	708	10,464
First Foundation, Inc.	3,136	47,902
First Guaranty Bancshares, Inc.	375	8,303
First Internet Bancorp	680	14,559
First Interstate BancSystem, Inc., Class A	3,196	128,607
First Merchants Corp.	4,648	174,928
First Mid Bancshares, Inc.	1,248	43,206
First Midwest Bancorp, Inc.	8,833	172,067
First Northwest Bancorp	864	14,965
First of Long Island Corp. (The)	2,051	46,660
Flushing Financial Corp.	2,270	45,865
FNCB Bancorp, Inc.	1,509	11,785
Franklin Financial Network, Inc.	950	28,700
Franklin Financial Services Corp. (2)	369	13,118
Fulton Financial Corp.	13,522	218,786
FVCBankcorp, Inc. (1)(2)	1,064	18,684
German American Bancorp, Inc.	2,058	65,959
Glacier Bancorp, Inc.	7,207	291,595
Great Southern Bancorp, Inc.	940	53,533
Great Western Bancorp, Inc.	4,725	155,925
Guaranty Bancshares, Inc.	666	20,373
Hancock Whitney Corp.	7,417	284,044
Hanmi Financial Corp.	2,767	51,964
HarborOne Bancorp, Inc. (1)	2,211	22,254
Hawthorn Bancshares, Inc.	499	11,891
Heartland Financial USA, Inc.	2,796	125,093
Heritage Commerce Corp.	3,178	37,357
Heritage Financial Corp.	3,121	84,142
Hilltop Holdings, Inc.	6,020	143,818
Home BancShares, Inc.	13,082	245,876
HomeTrust Bancshares, Inc.	1,500	39,105
Hope Bancorp, Inc.	9,898	141,937
Horizon Bancorp	3,088	53,608
Howard Bancorp, Inc. (1)	773	12,901
IBERIABANK Corp.	4,342	327,995
Independent Bank Corp.	2,823	210,737
Independent Bank Corp. / MI	1,586	33,806
Independent Bank Group, Inc.	3,094	162,775
International Bancshares Corp.	4,729	182,634
Investar Holding Corp.	717	17,065
Investors Bancorp, Inc.	19,320	219,475
Lakeland Bancorp, Inc.	3,940	60,794

Lakeland Financial Corp.	2,121	93,282
LCNB Corp.	686	12,170
LegacyTexas Financial Group, Inc.	3,945	171,726
Level One Bancorp, Inc.	116	2,798
Live Oak Bancshares, Inc. (2)	1,938	35,078
Macatawa Bank Corp.	2,061	21,414
Mackinac Financial Corp.	813	12,569
MainStreet Bancshares, Inc. (1)	626	13,177
Malvern Bancorp, Inc. (1)	564	12,312
Mercantile Bank Corp.	1,239	40,639
Metropolitan Bank Holding Corp. (1)	542	21,317
Mid Penn Bancorp, Inc.	399	10,226
Midland States Bancorp, Inc.	1,739	45,301
MidWestOne Financial Group, Inc.	980	29,910
MutualFirst Financial, Inc.	424	13,364
MVB Financial Corp.	740	14,689
National Bank Holdings Corp., Class A	2,417	82,637
National Bankshares, Inc.	531	21,267
NBT Bancorp, Inc.	3,663	134,029
Nicolet Bankshares, Inc. (1)	650	43,271
Northeast Bank (1)	637	14,122
Northrim BanCorp, Inc.	525	20,827
Norwood Financial Corp.	502	15,868
Oak Valley Bancorp (2)	573	9,609
OFG Bancorp	4,325	94,718
Ohio Valley Banc Corp.	358	13,063
Old Line Bancshares, Inc.	1,302	37,771
Old National Bancorp	14,247	245,120
Old Second Bancorp, Inc.	2,274	27,788
Opus Bank	1,820	39,621
Origin Bancorp, Inc. (2)	1,393	47,000
Orrstown Financial Services, Inc.	576	12,614
Pacific Mercantile Bancorp (1)	1,193	8,959
Pacific Premier Bancorp, Inc.	4,918	153,392
Park National Corp.	1,149	108,937
Parke Bancorp, Inc.	552	12,265
PCB Bancorp	976	16,055
Peapack Gladstone Financial Corp.	1,336	37,448
Penns Woods Bancorp, Inc.	415	19,194
People's Utah Bancorp	1,248	35,306
Peoples Bancorp of North Carolina, Inc.	408	12,122
Peoples Bancorp, Inc.	1,418	45,107
Peoples Financial Services Corp.	676	30,616
Preferred Bank / Los Angeles	1,057	55,366
Premier Financial Bancorp, Inc.	911	15,642
QCR Holdings, Inc.	1,089	41,360
RBB Bancorp	1,147	22,584
Red River Bancshares, Inc. (1)	61	2,646
Reliant Bancorp, Inc.	609	14,604
Renasant Corp.	4,869	170,464

Republic Bancorp, Inc., Class A	907	39,409
Republic First Bancorp, Inc. (1)	4,071	17,098
Richmond Mutual Bancorporation, Inc. (1)	1,092	15,277
S&T Bancorp, Inc.	2,878	105,133
Sandy Spring Bancorp, Inc.	2,871	96,781
SB One Bancorp	601	13,559
Seacoast Banking Corp. of Florida (1)	4,301	108,858
Select Bancorp, Inc. (1)	954	11,066
ServisFirst Bancshares, Inc.	3,980	131,937
Shore Bancshares, Inc.	977	15,056
Sierra Bancorp	987	26,215
Simmons First National Corp., Class A	7,638	190,186
SmartFinancial, Inc. (1)	1,098	22,871
South Plains Financial, Inc.	301	4,906
South State Corp.	2,817	212,120
Southern First Bancshares, Inc. (1)	447	17,813
Southern National Bancorp of Virginia, Inc.	1,573	24,208
Southside Bancshares, Inc.	2,786	95,030
Spirit of Texas Bancshares, Inc. (1)	771	16,615
Stock Yards Bancorp, Inc.	1,843	67,620
Summit Financial Group, Inc.	649	16,614
Tompkins Financial Corp.	1,253	101,656
TowneBank	5,463	151,899
TriCo Bancshares	2,280	82,764
TriState Capital Holdings, Inc. (1)	1,979	41,638
Triumph Bancorp, Inc. (1)	1,993	63,557
Trustmark Corp.	5,505	187,776
UMB Financial Corp.	3,745	241,852
Union Bankshares, Inc.	303	9,563
United Bankshares, Inc.	8,225	311,481
United Community Banks, Inc.	6,587	186,741
United Security Bancshares	1,143	12,024
Unity Bancorp, Inc.	677	14,996
Univest Financial Corp.	2,279	58,137
Valley National Bancorp	26,810	291,425
Veritex Holdings, Inc.	4,496	109,095
Washington Trust Bancorp, Inc.	1,232	59,518
WesBanco, Inc.	4,305	160,878
West BanCorp., Inc.	1,387	30,153
Westamerica BanCorp.	2,132	132,568
		15,840,119

Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A (1)(2)	710	258,497
Celsius Holdings, Inc. (1)	1,928	6,700
Coca-Cola Consolidated, Inc.	389	118,205
Craft Brew Alliance, Inc. (1)	855	7,003
MGP Ingredients, Inc. (2)	1,083	53,803
National Beverage Corp. (2)	989	43,872
New Age Beverages Corp. (1)(2)	6,381	17,612

Primo Water Corp. (1)(2)	2,722	33,426
		539,118

Biotechnology - 6.2%
Abeona Therapeutics, Inc. (1)	2,704	6,111
ACADIA Pharmaceuticals, Inc. (1)(2)	8,937	321,643
Acceleron Pharma, Inc. (1)	3,829	151,284
Achillion Pharmaceuticals, Inc. (1)	10,118	36,425
Acorda Therapeutics, Inc. (1)(2)	3,713	10,656
Adamas Pharmaceuticals, Inc. (1)(2)	1,883	9,632
ADMA Biologics, Inc. (1)(2)	4,185	18,623
Aduro Biotech, Inc. (1)	5,545	5,878
Adverum Biotechnologies, Inc. (1)	4,398	23,969
Aeglea BioTherapeutics, Inc. (1)	1,379	10,604
Affimed NV (1)	5,312	15,617
Agenus, Inc. (1)	9,008	23,241
AgeX Therapeutics, Inc. (1)(2)	600	1,176
Aimmune Therapeutics, Inc. (1)	3,609	75,572
Akcea Therapeutics, Inc. (1)(2)	1,275	19,622
Akebia Therapeutics, Inc. (1)(2)	10,148	39,780
Akero Therapeutics, Inc. (1)	400	9,100
Albireo Pharma, Inc. (1)	688	13,760
Alder Biopharmaceuticals, Inc. (1)	6,241	117,705
Aldeyra Therapeutics, Inc. (1)	1,388	7,315
Alector, Inc. (1)(2)	2,519	36,324
Allakos, Inc. (1)(2)	1,619	127,302
Allogene Therapeutics, Inc. (1)(2)	3,351	91,331
AMAG Pharmaceuticals, Inc. (1)(2)	3,012	34,789
Amicus Therapeutics, Inc. (1)	21,279	170,658
AnaptysBio, Inc. (1)(2)	2,097	73,374
Anavex Life Sciences Corp. (1)(2)	3,787	11,967
Anika Therapeutics, Inc. (1)	1,202	65,978
Apellis Pharmaceuticals, Inc. (1)(2)	4,140	99,733
Applied Therapeutics, Inc. (1)	170	1,868
Arcus Biosciences, Inc. (1)(2)	2,532	23,041
Ardelyx, Inc. (1)	3,393	15,947
Arena Pharmaceuticals, Inc. (1)	4,139	189,442
ArQule, Inc. (1)(2)	8,398	60,214
Arrowhead Pharmaceuticals, Inc. (1)(2)	7,746	218,282
Assembly Biosciences, Inc. (1)	1,696	16,672
Atara Biotherapeutics, Inc. (1)	3,780	53,374
Athenex, Inc. (1)(2)	5,678	69,073
Athersys, Inc. (1)(2)	11,234	14,941
Atreca, Inc., Class A (1)(2)	550	6,732
Audentes Therapeutics, Inc. (1)	3,746	105,225
Avid Bioservices, Inc. (1)	4,695	24,883
Avrobio, Inc. (1)	1,713	24,188
Axcella Health, Inc. (1)	145	821
Beyondspring, Inc. (1)(2)	944	17,086
BioCryst Pharmaceuticals, Inc. (1)	8,297	23,771

Biohaven Pharmaceutical Holding Co., Ltd. (1)	3,252	135,673
BioSpecifics Technologies Corp. (1)	496	26,546
Bioxcel Therapeutics, Inc. (1)	531	3,738
Blueprint Medicines Corp. (1)	4,158	305,488
Bridgebio Pharma, Inc. (1)	1,878	40,321
Calithera Biosciences, Inc. (1)	2,688	8,306
Calyxt, Inc. (1)(2)	700	3,948
CareDx, Inc. (1)	3,511	79,384
CASI Pharmaceuticals, Inc. (1)(2)	4,345	14,512
Castle Biosciences, Inc. (1)	310	5,608
Catalyst Pharmaceuticals, Inc. (1)	9,063	48,125
CEL-SCI Corp. (1)(2)	2,325	20,785
Celcuity, Inc. (1)(2)	240	4,075
Cellular Biomedicine Group, Inc. (1)	958	14,236
Checkpoint Therapeutics, Inc. (1)	2,033	5,062
ChemoCentryx, Inc. (1)	3,509	23,791
Chimerix, Inc. (1)	3,539	8,317
Clovis Oncology, Inc. (1)(2)	3,967	15,590
Coherus Biosciences, Inc. (1)(2)	5,288	107,135
Concert Pharmaceuticals, Inc. (1)	1,527	8,979
Constellation Pharmaceuticals, Inc. (1)(2)	1,306	8,437
Corbus Pharmaceuticals Holdings, Inc. (1)(2)	3,888	18,935
Cortexyme, Inc. (1)(2)	255	6,357
Crinetics Pharmaceuticals, Inc. (1)(2)	952	14,318
Cue Biopharma, Inc. (1)(2)	1,576	13,286
Cyclerion Therapeutics, Inc. (1)	2,036	24,676
Cytokinetics, Inc. (1)	4,685	53,315
CytomX Therapeutics, Inc. (1)	3,689	27,225
Deciphera Pharmaceuticals, Inc. (1)	1,576	53,489
Denali Therapeutics, Inc. (1)(2)	3,705	56,761
Dicerna Pharmaceuticals, Inc. (1)	4,450	63,902
Dynavax Technologies Corp. (1)(2)	5,186	18,540
Eagle Pharmaceuticals, Inc. (1)	867	49,046
Editas Medicine, Inc. (1)(2)	4,234	96,281
Eidos Therapeutics, Inc. (1)	939	33,776
Eiger BioPharmaceuticals, Inc. (1)	2,068	21,197
Emergent BioSolutions, Inc. (1)	3,733	195,161
Enanta Pharmaceuticals, Inc. (1)	1,395	83,812
Enochian Biosciences, Inc. (1)(2)	355	1,952
Epizyme, Inc. (1)(2)	6,653	68,626
Esperion Therapeutics, Inc. (1)(2)	1,993	73,063
Evelo Biosciences, Inc. (1)(2)	1,133	6,911
Fate Therapeutics, Inc. (1)	4,438	68,922
FibroGen, Inc. (1)	6,599	244,031
Five Prime Therapeutics, Inc. (1)	2,790	10,811
Flexion Therapeutics, Inc. (1)(2)	2,654	36,373
Forty Seven, Inc. (1)	1,154	7,409
G1 Therapeutics, Inc. (1)(2)	2,920	66,518
Galectin Therapeutics, Inc. (1)	2,845	10,441
Genomic Health, Inc. (1)	2,307	156,461

Geron Corp. (1)(2)	13,270	17,649
Global Blood Therapeutics, Inc. (1)(2)	4,817	233,721
GlycoMimetics, Inc. (1)	2,997	12,917
Gossamer Bio, Inc. (1)(2)	3,566	59,873
Gritstone Oncology, Inc. (1)(2)	2,176	18,790
Halozyme Therapeutics, Inc. (1)	12,201	189,237
Harpoon Therapeutics, Inc. (1)(2)	210	2,869
Heron Therapeutics, Inc. (1)(2)	6,285	116,272
Homology Medicines, Inc. (1)(2)	2,088	37,793
Hookipa Pharma, Inc. (1)	184	1,380
ImmunoGen, Inc. (1)	11,811	28,583
Immunomedics, Inc. (1)(2)	14,953	198,277
Inovio Pharmaceuticals, Inc. (1)(2)	6,941	14,229
Insmed, Inc. (1)(2)	7,405	130,624
Intellia Therapeutics, Inc. (1)(2)	3,046	40,664
Intercept Pharmaceuticals, Inc. (1)(2)	2,112	140,152
Intrexon Corp. (1)(2)	5,972	34,160
Invitae Corp. (1)(2)	7,411	142,810
Iovance Biotherapeutics, Inc. (1)(2)	9,767	177,759
Ironwood Pharmaceuticals, Inc. (1)(2)	13,086	112,343
Jounce Therapeutics, Inc. (1)	1,233	4,106
Kadmon Holdings, Inc. (1)(2)	11,248	28,345
KalVista Pharmaceuticals, Inc. (1)	1,030	11,948
Karuna Therapeutics, Inc. (1)	380	6,202
Karyopharm Therapeutics, Inc. (1)(2)	4,886	47,003
Kezar Life Sciences, Inc. (1)	1,038	3,405
Kindred Biosciences, Inc. (1)	2,568	17,591
Kiniksa Pharmaceuticals Ltd., Class A (1)(2)	975	8,297
Kodiak Sciences, Inc. (1)	2,049	29,465
Krystal Biotech, Inc. (1)(2)	773	26,842
Kura Oncology, Inc. (1)	2,853	43,280
La Jolla Pharmaceutical Co. (1)	1,535	13,508
Lexicon Pharmaceuticals, Inc. (1)(2)	3,782	11,384
Ligand Pharmaceuticals, Inc. (1)(2)	1,542	153,491
Lineage Cell Therapeutics, Inc. (1)(2)	6,005	5,885
LogicBio Therapeutics, Inc. (1)(2)	670	7,243
MacroGenics, Inc. (1)	4,075	51,997
Madrigal Pharmaceuticals, Inc. (1)	598	51,560
Magenta Therapeutics, Inc. (1)(2)	1,188	12,189
MannKind Corp. (1)(2)	11,365	14,206
Marker Therapeutics, Inc. (1)	2,391	12,218
Medicines Co. (The) (1)(2)	6,284	314,200
MediciNova, Inc. (1)(2)	3,274	26,045
MEI Pharma, Inc. (1)	6,012	10,100
MeiraGTx Holdings plc (1)	1,306	20,831
Mersana Therapeutics, Inc. (1)	3,004	4,746
Millendo Therapeutics, Inc. (1)	829	5,894
Minerva Neurosciences, Inc. (1)	2,206	17,096
Mirati Therapeutics, Inc. (1)(2)	2,265	176,466
Mirum Pharmaceuticals, Inc. (1)	225	2,263

Molecular Templates, Inc. (1)	723	4,765
Momenta Pharmaceuticals, Inc. (1)	8,032	104,095
Morphic Holding, Inc. (1)(2)	400	7,244
Mustang Bio, Inc. (1)(2)	1,620	5,281
Myriad Genetics, Inc. (1)	5,815	166,483
Natera, Inc. (1)	4,829	158,391
Neon Therapeutics, Inc. (1)(2)	485	834
NextCure, Inc. (1)	255	7,867
Novavax, Inc. (1)(2)	1,636	8,213
Oncocyte Corp. (1)(2)	1,896	3,982
OPKO Health, Inc. (1)(2)	26,562	55,515
Organogenesis Holdings, Inc. (1)(2)	930	6,110
Palatin Technologies, Inc. (1)(2)	16,946	15,401
PDL BioPharma, Inc. (1)	9,974	21,544
Pfenex, Inc. (1)	1,821	15,369
PhaseBio Pharmaceuticals, Inc. (1)	1,211	5,050
Pieris Pharmaceuticals, Inc. (1)	3,015	10,281
PolarityTE, Inc. (1)	503	1,625
Portola Pharmaceuticals, Inc. (1)(2)	6,214	166,659
Precision BioSciences, Inc. (1)(2)	808	6,779
Prevail Therapeutics, Inc. (1)	616	7,564
Principia Biopharma, Inc. (1)(2)	1,162	32,815
Progenics Pharmaceuticals, Inc. (1)	5,871	29,678
Protagonist Therapeutics, Inc. (1)	1,337	16,057
Prothena Corp. plc (1)	3,249	25,472
PTC Therapeutics, Inc. (1)	4,883	165,143
Puma Biotechnology, Inc. (1)(2)	2,522	27,149
Ra Pharmaceuticals, Inc. (1)	2,700	63,855
Radius Health, Inc. (1)	3,845	99,009
Recro Pharma, Inc. (1)	1,196	13,252
REGENXBIO, Inc. (1)	2,841	101,140
Repligen Corp. (1)	4,303	329,997
Replimune Group, Inc. (1)	616	8,562
Retrophin, Inc. (1)	3,493	40,484
Rhythm Pharmaceuticals, Inc. (1)(2)	1,986	42,878
Rigel Pharmaceuticals, Inc. (1)	12,610	23,581
Rocket Pharmaceuticals, Inc. (1)(2)	2,549	29,696
Rubius Therapeutics, Inc. (1)(2)	2,811	22,066
Sangamo Therapeutics, Inc. (1)(2)	9,803	88,717
Savara, Inc. (1)	2,257	5,981
Scholar Rock Holding Corp. (1)(2)	1,228	10,991
Seres Therapeutics, Inc. (1)(2)	1,389	5,570
Solid Biosciences, Inc. (1)(2)	1,002	10,361
Sorrento Therapeutics, Inc. (1)(2)	9,475	20,276
Spark Therapeutics, Inc. (1)(2)	2,928	283,957
Spectrum Pharmaceuticals, Inc. (1)	9,499	78,794
Spero Therapeutics, Inc. (1)	500	5,300
Stemline Therapeutics, Inc. (1)	3,153	32,823
Stoke Therapeutics, Inc. (1)(2)	761	16,354
Sutro Biopharma, Inc. (1)	525	4,772

Syndax Pharmaceuticals, Inc. (1)	1,000	7,470
Synlogic, Inc. (1)(2)	1,223	2,801
Synthorx, Inc. (1)	603	9,811
Syros Pharmaceuticals, Inc. (1)(2)	2,602	27,009
TCR2 Therapeutics, Inc. (1)(2)	974	14,639
TG Therapeutics, Inc. (1)(2)	6,740	37,845
Tocagen, Inc. (1)(2)	1,527	1,011
Translate Bio, Inc. (1)(2)	2,436	24,141
Turning Point Therapeutics (1)(2)	586	22,034
Twist Bioscience Corp. (1)	1,859	44,393
Tyme Technologies, Inc. (1)(2)	6,120	7,283
Ultragenyx Pharmaceutical, Inc. (1)(2)	4,646	198,756
UNITY Biotechnology, Inc. (1)(2)	2,053	12,523
UroGen Pharma Ltd. (1)(2)	1,653	39,391
Vanda Pharmaceuticals, Inc. (1)	4,281	56,852
VBI Vaccines, Inc. (1)	7,403	3,488
Veracyte, Inc. (1)(2)	4,016	96,384
Vericel Corp. (1)(2)	3,341	50,583
Viking Therapeutics, Inc. (1)(2)	5,553	38,205
Voyager Therapeutics, Inc. (1)	2,021	34,781
X4 Pharmaceuticals, Inc. (1)	987	12,545
XBiotech, Inc. (1)(2)	1,474	15,418
Xencor, Inc. (1)	3,865	130,366
Y-mAbs Therapeutics, Inc. (1)	1,772	46,178
ZIOPHARM Oncology, Inc. (1)(2)	13,722	58,730
		11,218,707

Building Products - 1.4%
AAON, Inc.	3,489	160,285
Advanced Drainage Systems, Inc.	3,084	99,521
American Woodmark Corp. (1)	1,401	124,563
Apogee Enterprises, Inc.	2,204	85,934
Armstrong Flooring, Inc. (1)	1,823	11,649
Builders FirstSource, Inc. (1)	9,570	196,903
Caesarstone Ltd.	1,950	32,389
Continental Building Products, Inc. (1)	3,099	84,572
Cornerstone Building Brands, Inc. (1)	3,510	21,235
CSW Industrials, Inc.	1,308	90,291
Gibraltar Industries, Inc. (1)	2,724	125,140
Griffon Corp.	3,034	63,623
Insteel Industries, Inc.	1,366	28,044
JELD-WEN Holding, Inc. (1)	5,765	111,207
Masonite International Corp. (1)	2,089	121,162
Patrick Industries, Inc. (1)	1,955	83,830
PGT Innovations, Inc. (1)	4,695	81,083
Quanex Building Products Corp.	3,015	54,511
Simpson Manufacturing Co., Inc.	3,814	264,577
Trex Co., Inc. (1)(2)	4,927	448,012
Universal Forest Products, Inc.	5,136	204,824
		2,493,355

Capital Markets - 1.3%
Ares Management Corp., Class A	5,390	144,506
Artisan Partners Asset Management, Inc., Class A	4,258	120,246
Assetmark Financial Holdings, Inc. (1)	1,145	29,827
Associated Capital Group, Inc., Class A	224	7,972
B. Riley Financial, Inc.	1,801	42,540
Blucora, Inc. (1)	3,911	84,634
BrightSphere Investment Group, Inc.	6,175	61,194
Cohen & Steers, Inc.	1,874	102,939
Cowen, Inc., Class A (1)(2)	2,148	33,058
Diamond Hill Investment Group, Inc.	250	34,532
Donnelley Financial Solutions, Inc. (1)	2,855	35,174
Federated Investors, Inc., Class B	8,020	259,928
Focus Financial Partners, Inc., Class A (1)	2,587	61,571
GAIN Capital Holdings, Inc. (2)	1,604	8,469
GAMCO Investors, Inc., Class A	342	6,686
Greenhill & Co., Inc.	1,714	22,488
Hamilton Lane, Inc., Class A	1,868	106,401
Houlihan Lokey, Inc.	3,430	154,693
INTL FCStone, Inc. (1)	1,181	48,492
Ladenburg Thalmann Financial Services, Inc.	8,462	20,055
Moelis & Co., Class A	4,043	132,813
Oppenheimer Holdings, Inc., Class A	932	28,016
Piper Jaffray Cos.	1,194	90,123
PJT Partners, Inc., Class A	1,985	80,789
Pzena Investment Management, Inc., Class A	1,231	10,980
Safeguard Scientifics, Inc. (1)	1,902	21,569
Sculptor Capital Management, Inc. (1)	1,486	28,947
Siebert Financial Corp. (1)	596	5,483
Silvercrest Asset Management Group, Inc., Class A	548	6,740
Stifel Financial Corp.	5,626	322,820
Value Line, Inc.	91	2,070
Virtus Investment Partners, Inc.	589	65,126
Waddell & Reed Financial, Inc., Class A (2)	6,178	106,138
Westwood Holdings Group, Inc.	603	16,685
WisdomTree Investments, Inc.	9,928	51,874
		2,355,578

Chemicals - 1.8%
Advanced Emissions Solutions, Inc. (2)	1,851	27,469
AdvanSix, Inc. (1)	2,631	67,669
American Vanguard Corp.	2,506	39,344
Amyris, Inc. (1)	2,003	9,534
Balchem Corp.	2,718	269,598
Chase Corp.	627	68,588
Ferro Corp. (1)	7,188	85,250
Flotek Industries, Inc. (1)	4,728	10,402
FutureFuel Corp.	1,874	22,376
GCP Applied Technologies, Inc. (1)	4,589	88,338
Hawkins, Inc.	749	31,833

HB Fuller Co.	4,330	201,605
Ingevity Corp. (1)	3,544	300,673
Innophos Holdings, Inc.	1,613	52,358
Innospec, Inc.	2,039	181,756
Intrepid Potash, Inc. (1)	8,313	27,184
Koppers Holdings, Inc. (1)	1,811	52,899
Kraton Corp. (1)	2,659	85,859
Kronos Worldwide, Inc. (2)	1,877	23,219
Livent Corp. (1)(2)	12,684	84,856
LSB Industries, Inc. (1)	1,588	8,226
Marrone Bio Innovations, Inc. (1)	4,928	6,948
Minerals Technologies, Inc.	2,994	158,951
OMNOVA Solutions, Inc. (1)	3,910	39,374
Orion Engineered Carbons SA	5,256	87,828
PolyOne Corp.	6,513	212,649
PQ Group Holdings, Inc. (1)	3,089	49,239
Quaker Chemical Corp.	1,117	176,642
Rayonier Advanced Materials, Inc.	4,190	18,143
Sensient Technologies Corp.	3,523	241,854
Stepan Co.	1,696	164,614
Trecora Resources (1)	1,798	16,218
Tredegar Corp.	2,145	41,870
Trinseo SA	3,353	144,011
Tronox Holdings PLC, Class A	7,808	64,806
Valhi, Inc.	1,474	2,801
		3,164,984

Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	5,683	206,407
ACCO Brands Corp.	8,823	87,083
Advanced Disposal Services, Inc. (1)	5,991	195,127
Brady Corp., Class A	3,952	209,654
BrightView Holdings, Inc. (1)(2)	2,671	45,808
Brink's Co. (The)	4,191	347,643
Casella Waste Systems, Inc., Class A (1)	3,588	154,069
CECO Environmental Corp. (1)	2,281	15,933
Charah Solutions, Inc. (1)(2)	610	1,293
Cimpress NV (1)	1,851	244,036
CompX International, Inc.	124	1,777
Covanta Holding Corp.	9,669	167,177
Deluxe Corp.	3,579	175,944
Ennis, Inc.	2,271	45,897
Healthcare Services Group, Inc. (2)	6,074	147,537
Heritage-Crystal Clean, Inc. (1)	1,244	32,966
Herman Miller, Inc.	4,847	223,398
HNI Corp.	3,661	129,965
Interface, Inc.	5,094	73,557
Kimball International, Inc., Class B	2,797	53,982
Knoll, Inc.	4,151	105,228
LSC Communications, Inc.	2,936	4,052

Matthews International Corp., Class A	2,488	88,050
McGrath RentCorp	2,018	140,433
Mobile Mini, Inc.	3,826	141,026
MSA Safety, Inc.	3,002	327,548
NL Industries, Inc. (1)	532	2,000
NRC Group Holdings Corp. (1)	895	11,134
PICO Holdings, Inc. (1)	1,974	19,918
Pitney Bowes, Inc. (2)	15,446	70,588
Quad / Graphics, Inc.	2,476	26,023
RR Donnelley & Sons Co. (2)	6,159	23,219
SP Plus Corp. (1)	1,895	70,115
Steelcase, Inc., Class A	7,435	136,804
Team, Inc. (1)(2)	2,411	43,519
Tetra Tech, Inc.	4,620	400,831
UniFirst Corp.	1,260	245,851
US Ecology, Inc.	1,886	120,591
Viad Corp.	1,775	119,191
VSE Corp.	650	22,159
		4,677,533

Communications Equipment - 1.0%
Acacia Communications, Inc. (1)	3,216	210,326
ADTRAN, Inc.	4,115	46,685
Applied Optoelectronics, Inc. (1)(2)	1,515	16,998
CalAmp Corp. (1)	3,105	35,770
Calix, Inc. (1)	3,092	19,758
Cambium Networks Corp. (1)	360	3,492
Casa Systems, Inc. (1)	2,241	17,603
Clearfield, Inc. (1)	1,022	12,111
Comtech Telecommunications Corp.	1,754	57,005
DASAN Zhone Solutions, Inc. (1)	513	4,699
Digi International, Inc. (1)	2,313	31,503
Extreme Networks, Inc. (1)	9,584	69,724
Harmonic, Inc. (1)	7,210	47,442
Infinera Corp. (1)(2)	13,303	72,501
Inseego Corp. (1)(2)	3,931	18,869
InterDigital, Inc.	2,697	141,511
KVH Industries, Inc. (1)	1,491	15,879
Lumentum Holdings, Inc. (1)	6,498	348,033
NETGEAR, Inc. (1)	2,672	86,092
NetScout Systems, Inc. (1)	6,378	147,077
Plantronics, Inc.	2,716	101,361
Ribbon Communications, Inc. (1)	4,404	25,719
TESSCO Technologies, Inc.	546	7,846
Viavi Solutions, Inc. (1)	19,339	270,843
		1,808,847

Construction & Engineering - 1.0%
Aegion Corp. (1)	2,830	60,505
Ameresco, Inc., Class A (1)	1,452	23,334

Arcosa, Inc.	4,050	138,551
Argan, Inc.	1,155	45,380
Comfort Systems USA, Inc.	3,048	134,813
Concrete Pumping Holdings, Inc. (1)(2)	980	3,891
Construction Partners, Inc., Class A (1)	1,060	16,515
Dycom Industries, Inc. (1)	2,549	130,126
EMCOR Group, Inc.	4,644	399,941
Granite Construction, Inc.	3,992	128,263
Great Lakes Dredge & Dock Corp. (1)	5,123	53,535
IES Holdings, Inc. (1)	610	12,560
MasTec, Inc. (1)(2)	5,092	330,624
MYR Group, Inc. (1)	1,170	36,609
Northwest Pipe Co. (1)	837	23,562
NV5 Global, Inc. (1)	775	52,909
Primoris Services Corp.	3,477	68,184
Sterling Construction Co., Inc. (1)	2,268	29,824
Tutor Perini Corp. (1)	3,186	45,655
Willscot Corp. (1)	4,448	69,300
		1,804,081

Construction Materials - 0.2%
Forterra, Inc. (1)	1,612	11,655
Summit Materials, Inc., Class A (1)(2)	9,531	211,588
United States Lime & Minerals, Inc.	156	11,934
US Concrete, Inc. (1)	1,337	73,909
		309,086

Consumer Finance - 0.6%
Curo Group Holdings Corp. (1)(2)	974	12,935
Elevate Credit, Inc. (1)	1,265	5,326
Encore Capital Group, Inc. (1)(2)	2,642	88,045
Enova International, Inc. (1)	2,903	60,237
EZCORP, Inc., Class A (1)(2)	4,319	27,879
FirstCash, Inc.	3,573	327,537
Green Dot Corp., Class A (1)	4,218	106,504
LendingClub Corp. (1)	5,213	68,186
Medallion Financial Corp. (1)	1,820	11,648
Nelnet, Inc., Class A	1,533	97,499
PRA Group, Inc. (1)(2)	3,720	125,699
Regional Management Corp. (1)	935	26,329
World Acceptance Corp. (1)	568	72,426
		1,030,250

Containers & Packaging - 0.1%
Greif, Inc., Class A	2,211	83,775
Greif, Inc., Class B	446	20,320
Myers Industries, Inc.	2,705	47,743
UFP Technologies, Inc. (1)	499	19,261
		171,099

Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,796	121,908
Funko, Inc., Class A (1)(2)	1,464	30,122
Greenlane Holdings, Inc., Class A (1)(2)	547	1,854
Weyco Group, Inc.	562	12,707
		166,591

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (1)	4,739	180,508
American Public Education, Inc. (1)	1,323	29,556
Career Education Corp. (1)	5,930	94,228
Carriage Services, Inc.	1,152	23,547
Chegg, Inc. (1)	9,883	295,996
Collectors Universe, Inc.	706	20,107
Houghton Mifflin Harcourt Co. (1)	9,080	48,396
K12, Inc. (1)	3,081	81,338
Laureate Education, Inc., Class A (1)	8,718	144,501
OneSpaWorld Holdings Ltd. (1)(2)	4,007	62,229
Regis Corp. (1)	2,548	51,521
Select Interior Concepts, Inc., Class A (1)	1,888	24,487
Sotheby's (1)	2,751	156,752
Strategic Education, Inc.	1,814	246,486
Weight Watchers International, Inc. (1)	3,995	151,091
		1,610,743

Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA	2,614	52,123
Cannae Holdings, Inc. (1)	5,606	153,997
FGL Holdings	11,884	94,834
GWG Holdings, Inc. (2)	160	1,597
Marlin Business Services Corp.	795	20,026
On Deck Capital, Inc. (1)	3,739	12,563
		335,140

Diversified Telecommunication Services - 0.6%
Anterix, Inc. (1)	782	28,308
ATN International, Inc.	816	47,630
Bandwidth, Inc., Class A (1)(2)	1,419	92,391
Cincinnati Bell, Inc. (1)(2)	3,835	19,444
Cogent Communications Holdings, Inc.	3,590	197,809
Consolidated Communications Holdings, Inc. (2)	5,584	26,580
Frontier Communications Corp. (1)(2)	8,904	7,720
IDT Corp., Class B (1)	1,470	15,479
Intelsat SA (1)	5,730	130,644
Iridium Communications, Inc. (1)	8,418	179,135
Ooma, Inc. (1)	1,488	15,475
ORBCOMM, Inc. (1)	5,583	26,575
Pareteum Corp. (1)(2)	9,476	12,224
Vonage Holdings Corp. (1)	18,939	214,011
		1,013,425

Electric Utilities - 1.0%
ALLETE, Inc.	4,295	375,426
El Paso Electric Co.	3,374	226,328
Genie Energy Ltd., Class B (2)	1,269	9,467
MGE Energy, Inc.	2,966	236,894
Otter Tail Corp.	3,182	171,032
PNM Resources, Inc.	6,587	343,051
Portland General Electric Co.	7,469	421,028
Spark Energy, Inc., Class A (2)	1,012	10,677
		1,793,903

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	482	17,019
American Superconductor Corp. (1)	1,853	14,528
Atkore International Group, Inc. (1)	3,944	119,700
AZZ, Inc.	2,237	97,444
Bloom Energy Corp., Class A (1)(2)	4,863	15,805
Encore Wire Corp.	1,601	90,104
Energous Corp. (1)(2)	1,605	5,321
EnerSys	3,559	234,680
Generac Holdings, Inc. (1)	5,089	398,672
Plug Power, Inc. (1)(2)	19,616	51,590
Powell Industries, Inc.	811	31,751
Preformed Line Products Co.	222	12,119
Sunrun, Inc. (1)(2)	9,439	157,678
Thermon Group Holdings, Inc. (1)	2,669	61,334
TPI Composites, Inc. (1)(2)	2,500	46,875
Vicor Corp. (1)	1,422	41,977
Vivint Solar, Inc. (1)(2)	3,275	21,419
		1,418,016

Electronic Equipment, Instruments & Components - 2.2%
Airgain, Inc. (1)	816	9,588
Akoustis Technologies, Inc. (1)(2)	2,215	17,166
Anixter International, Inc. (1)	2,505	173,146
Arlo Technologies, Inc. (1)	6,268	21,374
AVX Corp.	3,566	54,203
Badger Meter, Inc.	2,464	132,317
Bel Fuse, Inc., Class B	968	14,549
Belden, Inc.	3,395	181,089
Benchmark Electronics, Inc.	3,272	95,084
Coda Octopus Group, Inc. (1)(2)	409	3,358
CTS Corp.	2,562	82,906
Daktronics, Inc.	2,960	21,860
ePlus, Inc. (1)	1,064	80,960
Fabrinet (1)	3,011	157,475
FARO Technologies, Inc. (1)	1,341	64,837
Fitbit, Inc., Class A (1)(2)	16,812	64,054
II-VI, Inc. (1)	7,313	257,474
Insight Enterprises, Inc. (1)	2,991	166,569

Iteris, Inc. (1)	2,069	11,886
Itron, Inc. (1)	2,889	213,670
KEMET Corp.	4,697	85,392
Kimball Electronics, Inc. (1)	2,097	30,428
Knowles Corp. (1)	6,901	140,366
Methode Electronics, Inc.	2,959	99,541
MTS Systems Corp.	1,475	81,494
Napco Security Technologies, Inc. (1)	1,045	26,668
nLight, Inc. (1)	2,790	43,691
Novanta, Inc. (1)	2,863	233,964
OSI Systems, Inc. (1)	1,376	139,747
PAR Technology Corp. (1)(2)	873	20,751
PC Connection, Inc.	756	29,408
Plexus Corp. (1)	2,405	150,337
Rogers Corp. (1)	1,524	208,346
Sanmina Corp. (1)	5,713	183,444
ScanSource, Inc. (1)	2,089	63,819
Tech Data Corp. (1)	3,074	320,434
TTM Technologies, Inc. (1)	8,112	98,926
Vishay Intertechnology, Inc.	11,320	191,648
Vishay Precision Group, Inc. (1)	1,011	33,100
Wrap Technologies, Inc. (1)(2)	671	2,738
		4,007,807

Energy Equipment & Services - 0.9%
Archrock, Inc.	10,193	101,624
C&J Energy Services, Inc. (1)	5,518	59,208
Cactus, Inc., Class A (1)	4,031	116,657
Covia Holdings Corp. (1)(2)	2,723	5,501
Diamond Offshore Drilling, Inc. (1)	5,679	31,575
DMC Global, Inc. (2)	1,092	48,026
Dril-Quip, Inc. (1)	3,073	154,203
Era Group, Inc. (1)	1,735	18,322
Exterran Corp. (1)	2,624	34,269
Forum Energy Technologies, Inc. (1)	6,985	10,827
Frank's International NV (1)	9,148	43,453
FTS International, Inc. (1)	2,704	6,057
Geospace Technologies Corp. (1)	1,167	17,937
Helix Energy Solutions Group, Inc. (1)	11,574	93,287
Independence Contract Drilling, Inc. (1)	2,336	2,803
Keane Group, Inc. (1)	4,505	27,300
KLX Energy Services Holdings, Inc. (1)	1,703	14,722
Liberty Oilfield Services, Inc., Class A (2)	4,426	47,934
Mammoth Energy Services, Inc. (2)	1,056	2,619
Matrix Service Co. (1)	2,252	38,599
McDermott International, Inc. (1)	15,081	30,464
Nabors Industries Ltd.	31,112	58,180
National Energy Services Reunited Corp. (1)	2,092	13,975
Natural Gas Services Group, Inc. (1)	1,066	13,656
NCS Multistage Holdings, Inc. (1)	969	1,938

Newpark Resources, Inc. (1)	7,671	58,453
Nine Energy Service, Inc. (1)	1,242	7,663
Noble Corp. plc (1)	21,442	27,231
Oceaneering International, Inc. (1)	7,995	108,332
Oil States International, Inc. (1)	5,061	67,311
Pacific Drilling SA (1)(2)	2,633	10,295
Parker Drilling Co. (1)	823	15,571
ProPetro Holding Corp. (1)	6,820	61,994
RigNet, Inc. (1)	1,109	8,595
RPC, Inc. (2)	5,124	28,746
SEACOR Holdings, Inc. (1)	1,397	65,757
SEACOR Marine Holdings, Inc. (1)	1,248	15,687
Seadrill Ltd. (1)(2)	5,172	10,861
Select Energy Services, Inc., Class A (1)	5,076	43,958
Smart Sand, Inc. (1)(2)	1,879	5,318
Solaris Oilfield Infrastructure, Inc., Class A	2,541	34,100
TETRA Technologies, Inc. (1)	9,415	18,924
Tidewater, Inc. (1)	3,229	48,790
US Silica Holdings, Inc. (2)	6,531	62,436
US Well Services, Inc. (1)	1,770	3,876
		1,697,034

Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A (2)	3,946	42,222
Eros International plc (1)(2)	6,068	11,590
Gaia, Inc. (1)(2)	1,050	6,862
Glu Mobile, Inc. (1)	9,287	46,342
IMAX Corp. (1)	4,366	95,834
Liberty Media Corp-Liberty Braves, Class A (1)	713	19,843
Liberty Media Corp-Liberty Braves, Class C (1)	3,012	83,583
LiveXLive Media, Inc. (1)	2,426	4,864
Marcus Corp. (The)	1,876	69,431
Reading International, Inc., Class A (1)	1,506	18,012
Rosetta Stone, Inc. (1)	1,504	26,169
		424,752

Equity Real Estate Investment Trusts (REITs) - 6.8%
Acadia Realty Trust	6,910	197,488
Agree Realty Corp.	3,413	249,661
Alexander & Baldwin, Inc.	5,720	140,197
Alexander's, Inc.	184	64,107
American Assets Trust, Inc.	4,020	187,895
American Finance Trust, Inc. (2)	9,434	131,699
Armada Hoffler Properties, Inc.	4,377	79,180
Ashford Hospitality Trust, Inc.	6,276	20,774
Bluerock Residential Growth REIT, Inc.	1,454	17,114
Braemar Hotels & Resorts, Inc.	2,002	18,799
BRT Apartments Corp.	682	9,944
CareTrust REIT, Inc.	8,148	191,519
CatchMark Timber Trust, Inc., Class A	3,692	39,394

CBL & Associates Properties, Inc. (2)	14,116	18,210
Cedar Realty Trust, Inc.	7,099	21,297
Chatham Lodging Trust	3,800	68,970
CIM Commercial Trust Corp.	118	1,829
City Office REIT, Inc.	2,990	43,026
Clipper Realty, Inc.	1,313	13,379
Community Healthcare Trust, Inc.	1,465	65,266
CoreCivic, Inc.	9,800	169,344
CorEnergy Infrastructure Trust, Inc. (2)	1,103	52,084
CorePoint Lodging, Inc.	3,663	37,033
DiamondRock Hospitality Co.	16,505	169,176
Easterly Government Properties, Inc.	6,546	139,430
EastGroup Properties, Inc.	3,088	386,062
Essential Properties Realty Trust, Inc.	6,155	141,011
Farmland Partners, Inc. (2)	2,798	18,691
First Industrial Realty Trust, Inc.	10,491	415,024
Four Corners Property Trust, Inc.	5,646	159,669
Franklin Street Properties Corp.	9,022	76,326
Front Yard Residential Corp.	4,415	51,037
GEO Group, Inc. (The)	10,121	175,498
Getty Realty Corp.	2,646	84,831
Gladstone Commercial Corp.	2,560	60,160
Gladstone Land Corp. (2)	1,115	13,263
Global Medical REIT, Inc.	2,662	30,347
Global Net Lease, Inc.	7,194	140,283
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (2)	5,267	153,533
Healthcare Realty Trust, Inc.	10,878	364,413
Hersha Hospitality Trust	3,227	48,018
Independence Realty Trust, Inc.	7,263	103,933
Industrial Logistics Properties Trust	5,413	115,026
Innovative Industrial Properties, Inc. (2)	898	82,948
Investors Real Estate Trust	989	73,849
iStar, Inc. (2)	4,942	64,493
Jernigan Capital, Inc. (2)	1,483	28,548
Kite Realty Group Trust	6,589	106,412
Lexington Realty Trust	19,506	199,936
LTC Properties, Inc.	3,261	167,028
Mack-Cali Realty Corp.	7,206	156,082
Monmouth Real Estate Investment Corp.	7,225	104,112
National Health Investors, Inc.	3,559	293,226
National Storage Affiliates Trust	4,936	164,714
New Senior Investment Group, Inc.	7,208	48,149
NexPoint Residential Trust, Inc.	1,463	68,410
Office Properties Income Trust	3,944	120,844
One Liberty Properties, Inc.	1,287	35,431
Pebblebrook Hotel Trust (2)	11,048	307,355
Pennsylvania Real Estate Investment Trust (2)	5,900	33,748
Physicians Realty Trust	15,792	280,308
Piedmont Office Realty Trust, Inc., Class A	10,600	221,328
PotlatchDeltic Corp. (2)	5,595	229,871

Preferred Apartment Communities, Inc., Class A (2)	3,317	47,931
PS Business Parks, Inc.	1,700	309,315
QTS Realty Trust, Inc., Class A	4,661	239,622
Retail Opportunity Investments Corp.	9,292	169,393
Retail Value, Inc.	1,316	48,745
Rexford Industrial Realty, Inc.	9,113	401,154
RLJ Lodging Trust	14,536	246,967
RPT Realty	6,804	92,194
Ryman Hospitality Properties, Inc.	3,900	319,059
Sabra Health Care REIT, Inc.	15,716	360,839
Safehold, Inc.	627	19,123
Saul Centers, Inc.	978	53,311
Senior Housing Properties Trust	19,849	183,702
Seritage Growth Properties REIT, Class A (2)	2,736	116,253
STAG Industrial, Inc.	10,837	319,475
Summit Hotel Properties, Inc.	8,982	104,191
Sunstone Hotel Investors, Inc.	18,974	260,703
Tanger Factory Outlet Centers, Inc. (2)	7,419	114,846
Terreno Realty Corp.	5,291	270,317
UMH Properties, Inc.	2,445	34,426
Uniti Group, Inc. (2)	16,329	126,795
Universal Health Realty Income Trust	1,113	114,416
Urban Edge Properties	9,798	193,902
Urstadt Biddle Properties, Inc., Class A	2,285	54,154
Washington Prime Group, Inc. (2)	16,051	66,451
Washington Real Estate Investment Trust	6,781	185,528
Whitestone REIT (2)	3,231	44,459
Xenia Hotels & Resorts, Inc.	9,363	197,747
		12,165,750

Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	2,690	60,337
BJ's Wholesale Club Holdings, Inc. (1)	9,281	240,099
Chefs' Warehouse, Inc. (The) (1)	2,031	81,890
HF Foods Group, Inc. (1)	664	11,321
Ingles Markets, Inc., Class A	1,087	42,241
Natural Grocers by Vitamin Cottage, Inc. (1)	875	8,741
Performance Food Group Co. (1)	8,562	393,938
PriceSmart, Inc.	1,788	127,127
Rite Aid Corp. (1)	4,349	30,225
SpartanNash Co.	3,190	37,738
United Natural Foods, Inc. (1)(2)	4,050	46,656
Village Super Market, Inc., Class A	640	16,928
Weis Markets, Inc.	747	28,491
		1,125,732

Food Products - 1.1%
Alico, Inc.	267	9,083
B&G Foods, Inc.	5,223	98,767
Bridgford Foods Corp. (1)	153	4,616

Cal-Maine Foods, Inc.	2,682	107,159
Calavo Growers, Inc. (2)	1,337	127,256
Darling Ingredients, Inc. (1)	13,576	259,709
Dean Foods Co. (2)	7,914	9,180
Farmer Bros Co. (1)	847	10,969
Fresh Del Monte Produce, Inc.	2,531	86,332
Freshpet, Inc. (1)	2,862	142,442
Hostess Brands, Inc. (1)	9,939	138,997
J&J Snack Foods Corp.	1,240	238,080
John B. Sanfilippo & Son, Inc.	716	69,166
Lancaster Colony Corp.	1,572	217,958
Landec Corp. (1)	2,282	24,805
Limoneira Co.	1,228	22,546
Sanderson Farms, Inc.	1,635	247,425
Seneca Foods Corp., Class A (1)	594	18,521
Simply Good Foods Co. (The) (1)	6,053	175,476
Tootsie Roll Industries, Inc.	1,396	51,847
		2,060,334

Gas Utilities - 1.2%
Chesapeake Utilities Corp.	1,388	132,304
New Jersey Resources Corp.	7,545	341,185
Northwest Natural Holding Co.	2,448	174,640
ONE Gas, Inc.	4,345	417,598
RGC Resources, Inc.	587	17,164
South Jersey Industries, Inc. (2)	7,639	251,400
Southwest Gas Holdings, Inc.	4,536	412,957
Spire, Inc.	4,225	368,589
		2,115,837

Health Care Equipment & Supplies - 3.5%
Accuray, Inc. (1)	6,420	17,783
Alphatec Holdings, Inc. (1)	2,633	13,218
AngioDynamics, Inc. (1)	3,206	59,055
Antares Pharma, Inc. (1)(2)	12,612	42,187
Apyx Medical Corp. (1)	2,938	19,890
AtriCure, Inc. (1)	3,162	78,860
Atrion Corp.	121	94,280
Avanos Medical, Inc. (1)	3,913	146,581
Avedro, Inc. (1)	445	10,102
AxoGen, Inc. (1)(2)	2,668	33,297
Axonics Modulation Technologies, Inc. (1)(2)	1,340	36,073
BioLife Solutions, Inc. (1)(2)	589	9,792
BioSig Technologies, Inc. (1)	1,382	11,402
Cardiovascular Systems, Inc. (1)	2,803	133,199
Cerus Corp. (1)(2)	10,738	55,354
Conformis, Inc. (1)(2)	5,635	10,481
CONMED Corp.	2,320	223,068
Corindus Vascular Robotics, Inc. (1)	8,101	34,672
CryoLife, Inc. (1)	3,149	85,495

CryoPort, Inc. (1)(2)	2,620	42,850
Cutera, Inc. (1)	1,118	32,679
CytoSorbents Corp. (1)(2)	2,668	13,420
ElectroCore, Inc. (1)	480	1,051
GenMark Diagnostics, Inc. (1)	3,729	22,598
Glaukos Corp. (1)(2)	3,034	189,655
Globus Medical, Inc., Class A (1)	6,466	330,542
Haemonetics Corp. (1)	4,317	544,546
Heska Corp. (1)(2)	514	36,427
Inogen, Inc. (1)	1,440	68,990
Integer Holdings Corp. (1)	2,764	208,848
IntriCon Corp. (1)	564	10,964
Invacare Corp. (2)	2,498	18,735
iRadimed Corp. (1)	282	5,928
iRhythm Technologies, Inc. (1)(2)	2,104	155,927
Lantheus Holdings, Inc. (1)	3,109	77,927
LeMaitre Vascular, Inc.	1,302	44,502
LivaNova plc (1)	4,059	299,514
Meridian Bioscience, Inc.	3,556	33,746
Merit Medical Systems, Inc. (1)	4,551	138,623
Mesa Laboratories, Inc.	319	75,849
Misonix, Inc. (1)	649	13,045
Natus Medical, Inc. (1)	2,809	89,439
Neogen Corp. (1)	4,355	296,619
Neuronetics, Inc. (1)(2)	1,051	8,734
Nevro Corp. (1)	2,432	209,079
Novocure Ltd. (1)	7,224	540,211
NuVasive, Inc. (1)	4,291	271,964
OraSure Technologies, Inc. (1)	4,811	35,938
Orthofix Medical, Inc. (1)	1,448	76,773
OrthoPediatrics Corp. (1)	650	22,919
Pulse Biosciences, Inc. (1)(2)	800	12,352
Quidel Corp. (1)	3,013	184,848
Rockwell Medical, Inc. (1)(2)	3,471	9,580
RTI Surgical Holdings, Inc. (1)	4,427	12,617
SeaSpine Holdings Corp. (1)	1,048	12,796
Senseonics Holdings, Inc. (1)(2)	7,040	6,959
Shockwave Medical, Inc. (1)	583	17,449
SI-BONE, Inc. (1)(2)	1,391	24,579
Sientra, Inc. (1)	2,102	13,621
Silk Road Medical, Inc. (1)	972	31,619
Soliton, Inc. (1)(2)	193	2,063
STAAR Surgical Co. (1)(2)	3,782	97,500
SurModics, Inc. (1)	1,145	52,372
Tactile Systems Technology, Inc. (1)	1,512	63,988
Tandem Diabetes Care, Inc. (1)	4,731	279,034
TransEnterix, Inc. (1)	12,517	7,758
TransMedics Group, Inc. (1)(2)	582	13,822
Utah Medical Products, Inc.	296	28,369
Vapotherm, Inc. (1)	1,219	11,544

Varex Imaging Corp. (1)	3,308	94,410
ViewRay, Inc. (1)(2)	5,951	17,258
Wright Medical Group NV (1)	10,720	221,154
Zynex, Inc. (2)	1,374	13,067
		6,261,590

Health Care Providers & Services - 1.8%
Addus HomeCare Corp. (1)	884	70,084
Amedisys, Inc. (1)	2,610	341,936
American Renal Associates Holdings, Inc. (1)	1,530	9,670
AMN Healthcare Services, Inc. (1)	3,800	218,728
Apollo Medical Holdings, Inc. (1)(2)	2,275	40,086
Avalon GloboCare Corp. (1)	1,913	3,577
BioTelemetry, Inc. (1)	2,654	108,097
Brookdale Senior Living, Inc. (1)	15,634	118,506
Catasys, Inc. (1)(2)	623	9,818
Community Health Systems, Inc. (1)(2)	8,353	30,071
CorVel Corp. (1)	831	62,907
Cross Country Healthcare, Inc. (1)	2,877	29,633
Diplomat Pharmacy, Inc. (1)(2)	4,672	22,893
Ensign Group, Inc. (The)	4,299	203,902
Enzo Biochem, Inc. (1)	3,092	11,131
Genesis Healthcare, Inc. (1)	2,829	3,140
Hanger, Inc. (1)	3,196	65,134
HealthEquity, Inc. (1)	5,734	327,669
Joint Corp. (The) (1)	1,152	21,439
LHC Group, Inc. (1)	2,558	290,487
Magellan Health, Inc. (1)	1,834	113,891
National HealthCare Corp.	985	80,622
National Research Corp., Class A	1,033	59,656
Option Care Health, Inc. (1)	9,711	31,075
Owens & Minor, Inc. (2)	5,393	31,333
Patterson Cos., Inc. (2)	7,112	126,736
PetIQ, Inc. (1)(2)	1,614	43,998
Providence Service Corp. (The) (1)	931	55,357
R1 RCM, Inc. (1)	8,804	78,620
RadNet, Inc. (1)	3,530	50,691
Select Medical Holdings Corp. (1)	9,219	152,759
Surgery Partners, Inc. (1)(2)	1,656	12,230
Tenet Healthcare Corp. (1)	8,803	194,722
Tivity Health, Inc. (1)	3,765	62,612
Triple-S Management Corp., Class B (1)	1,726	23,128
US Physical Therapy, Inc.	1,039	135,641
		3,241,979

Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (1)	13,910	152,732
Castlight Health, Inc., Class B (1)	8,657	12,206
Computer Programs & Systems, Inc.	938	21,208
Evolent Health, Inc., Class A (1)(2)	5,757	41,393

Health Catalyst, Inc.	675	21,357
HealthStream, Inc. (1)	2,005	51,909
HMS Holdings Corp. (1)	7,382	254,421
Inovalon Holdings, Inc., Class A (1)(2)	5,504	90,211
Inspire Medical Systems, Inc. (1)	1,219	74,383
Livongo Health, Inc. (1)	1,206	21,033
NextGen Healthcare, Inc. (1)	4,587	71,878
Omnicell, Inc. (1)	3,488	252,078
OptimizeRx Corp. (1)	1,058	15,320
Phreesia, Inc. (1)(2)	851	20,628
Simulations Plus, Inc.	960	33,312
Tabula Rasa HealthCare, Inc. (1)(2)	1,665	91,475
Teladoc Health, Inc. (1)(2)	5,941	402,324
Vocera Communications, Inc. (1)(2)	2,455	60,516
		1,688,384

Hotels, Restaurants & Leisure - 2.4%
BBX Capital Corp.	5,432	25,367
Biglari Holdings, Inc., Class B (1)	80	8,720
BJ's Restaurants, Inc.	1,671	64,902
Bloomin' Brands, Inc.	7,239	137,034
Bluegreen Vacations Corp.	637	5,937
Boyd Gaming Corp. (2)	6,857	164,225
Brinker International, Inc.	3,201	136,587
Carrols Restaurant Group, Inc. (1)	3,096	25,666
Century Casinos, Inc. (1)	1,662	12,847
Cheesecake Factory, Inc. (The) (2)	3,461	144,255
Churchill Downs, Inc.	2,967	366,291
Chuy's Holdings, Inc. (1)	1,271	31,470
Cracker Barrel Old Country Store, Inc. (2)	1,603	260,728
Dave & Buster's Entertainment, Inc. (2)	3,091	120,394
Del Taco Restaurants, Inc. (1)	2,895	29,601
Denny's Corp. (1)	4,997	113,757
Dine Brands Global, Inc.	1,363	103,397
Drive Shack, Inc. (1)	5,300	22,843
El Pollo Loco Holdings, Inc. (1)(2)	1,580	17,317
Eldorado Resorts, Inc. (1)	5,599	223,232
Empire Resorts, Inc. (1)(2)	270	2,600
Everi Holdings, Inc. (1)	5,591	47,300
Fiesta Restaurant Group, Inc. (1)	2,070	21,569
Golden Entertainment, Inc. (1)(2)	1,501	19,948
Habit Restaurants, Inc. (The), Class A (1)	1,773	15,496
Inspired Entertainment, Inc. (1)	780	5,608
International Speedway Corp., Class A	1,938	87,229
J. Alexander's Holdings, Inc. (1)	1,066	12,494
Jack in the Box, Inc.	2,124	193,539
Kura Sushi USA, Inc., Class A (1)	280	5,494
Lindblad Expeditions Holdings, Inc. (1)	1,767	29,615
Marriott Vacations Worldwide Corp.	3,567	369,577
Monarch Casino & Resort, Inc. (1)	917	38,230

Nathan's Famous, Inc.	237	17,028
Noodles & Co. (1)(2)	2,480	14,037
Papa John's International, Inc. (2)	1,738	90,984
Penn National Gaming, Inc. (1)	9,442	175,857
PlayAGS, Inc. (1)	1,838	18,895
Potbelly Corp. (1)	1,684	7,342
RCI Hospitality Holdings, Inc.	797	16,482
Red Lion Hotels Corp. (1)	1,106	7,167
Red Robin Gourmet Burgers, Inc. (1)	1,090	36,253
Red Rock Resorts, Inc., Class A	5,966	121,140
Ruth's Hospitality Group, Inc.	2,317	47,302
Scientific Games Corp., Class A (1)(2)	4,584	93,284
SeaWorld Entertainment, Inc. (1)	3,923	103,253
Shake Shack, Inc., Class A (1)	2,411	236,374
Target Hospitality Corp. (1)(2)	2,913	19,838
Texas Roadhouse, Inc.	5,494	288,545
Twin River Worldwide Holdings, Inc. (2)	1,847	42,167
Wingstop, Inc.	2,416	210,869
		4,410,086

Household Durables - 1.7%
Bassett Furniture Industries, Inc.	830	12,699
Beazer Homes USA, Inc. (1)	2,686	40,021
Cavco Industries, Inc. (1)	750	144,068
Century Communities, Inc. (1)	2,337	71,582
Ethan Allen Interiors, Inc.	1,924	36,748
Flexsteel Industries, Inc.	560	8,299
GoPro, Inc., Class A (1)(2)	10,449	54,178
Green Brick Partners, Inc. (1)	1,909	20,426
Hamilton Beach Brands Holding Co., Class A	584	9,443
Helen of Troy Ltd. (1)	2,123	334,712
Hooker Furniture Corp.	834	17,881
Installed Building Products, Inc. (1)	1,894	108,602
iRobot Corp. (1)(2)	2,332	143,815
KB Home	7,206	245,004
La-Z-Boy, Inc.	3,892	130,732
Legacy Housing Corp. (1)	380	6,156
LGI Homes, Inc. (1)(2)	1,706	142,144
Lifetime Brands, Inc.	858	7,593
Lovesac Co. (The) (1)(2)	730	13,629
M / I Homes, Inc. (1)	2,260	85,089
MDC Holdings, Inc.	4,055	174,771
Meritage Homes Corp. (1)	3,074	216,256
Purple Innovation, Inc. (1)	356	2,681
Skyline Champion Corp. (1)	4,331	130,320
Sonos, Inc. (1)	6,101	81,815
Taylor Morrison Home Corp., Class A (1)	8,995	233,330
TopBuild Corp. (1)	2,879	277,622
TRI Pointe Group, Inc. (1)	11,765	176,946
Tupperware Brands Corp.	4,044	64,178

Universal Electronics, Inc. (1)	1,223	62,251
William Lyon Homes, Class A (1)	2,707	55,115
ZAGG, Inc. (1)(2)	2,279	14,289
		3,122,395

Household Products - 0.2%
Central Garden & Pet Co. (1)(2)	789	23,062
Central Garden & Pet Co., Class A (1)	3,454	95,762
Oil-Dri Corp. of America	406	13,828
WD-40 Co.	1,138	208,869
		341,521

Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (1)(2)	10,236	23,952
Clearway Energy, Inc., Class A	2,663	46,176
Clearway Energy, Inc., Class C	6,091	111,161
Ormat Technologies, Inc.	3,359	249,540
Pattern Energy Group, Inc., Class A	7,520	202,514
Sunnova Energy International, Inc. (1)	1,115	11,986
TerraForm Power, Inc., Class A	6,070	110,626
		755,955

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,174	106,202

Insurance - 2.2%
Ambac Financial Group, Inc. (1)	3,798	74,251
American Equity Investment Life Holding Co.	7,661	185,396
AMERISAFE, Inc.	1,636	108,156
Argo Group International Holdings Ltd.	2,702	189,788
Citizens, Inc. (1)(2)	3,380	23,221
CNO Financial Group, Inc.	12,987	205,584
Crawford & Co., Class A	1,459	15,874
Donegal Group, Inc., Class A	916	13,429
eHealth, Inc. (1)	1,808	120,756
Employers Holdings, Inc.	2,669	116,315
Enstar Group Ltd. (1)	983	186,691
FBL Financial Group, Inc., Class A	766	45,585
FedNat Holding Co.	1,014	14,186
Genworth Financial, Inc., Class A (1)	43,475	191,290
Global Indemnity Ltd.	810	20,226
Goosehead Insurance, Inc., Class A (2)	957	47,228
Greenlight Capital Re Ltd., Class A (1)(2)	2,647	27,794
Hallmark Financial Services, Inc. (1)	1,205	23,052
HCI Group, Inc.	611	25,686
Health Insurance Innovations, Inc., Class A (1)(2)	983	24,506
Heritage Insurance Holdings, Inc.	1,906	28,495
Horace Mann Educators Corp.	3,502	162,248
Independence Holding Co.	394	15,204
Investors Title Co.	111	17,771

James River Group Holdings Ltd.	2,526	129,432
Kinsale Capital Group, Inc.	1,696	175,214
MBIA, Inc. (1)	7,302	67,397
National General Holdings Corp.	5,773	132,894
National Western Life Group, Inc., Class A	193	51,795
NI Holdings, Inc. (1)	903	15,477
Palomar Holdings, Inc. (1)(2)	500	19,710
ProAssurance Corp.	4,418	177,913
ProSight Global, Inc. (1)	758	14,675
Protective Insurance Corp., Class B	853	14,885
RLI Corp.	3,393	315,244
Safety Insurance Group, Inc.	1,242	125,852
Selective Insurance Group, Inc.	4,910	369,183
State Auto Financial Corp.	1,338	43,338
Stewart Information Services Corp.	1,974	76,571
Third Point Reinsurance Ltd. (1)	6,160	61,538
Tiptree, Inc., Class A	2,311	16,824
Trupanion, Inc. (1)(2)	2,430	61,771
United Fire Group, Inc.	1,866	87,665
United Insurance Holdings Corp.	1,483	20,747
Universal Insurance Holdings, Inc.	2,530	75,875
Watford Holdings Ltd. (1)(2)	1,786	48,133
		3,984,865

Interactive Media & Services - 0.4%
Care.com, Inc. (1)	1,627	17,002
Cargurus, Inc. (1)(2)	6,385	197,616
Cars.com, Inc. (1)	5,846	52,497
DHI Group, Inc. (1)	4,512	17,371
Eventbrite, Inc., Class A (1)(2)	3,223	57,079
EverQuote, Inc., Class A (1)	749	15,984
Liberty TripAdvisor Holdings, Inc., Class A (1)	6,271	59,010
Meet Group, Inc. (The) (1)	5,878	19,250
QuinStreet, Inc. (1)(2)	3,693	46,495
Travelzoo, Inc. (1)	416	4,447
TrueCar, Inc. (1)	7,838	26,649
Yelp, Inc. (1)	5,770	200,508
		713,908

Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A (1)	2,081	30,788
Duluth Holdings, Inc., Class B (1)(2)	634	5,376
Groupon, Inc. (1)(2)	36,777	97,827
Lands' End, Inc. (1)(2)	879	9,972
Leaf Group Ltd. (1)	1,040	4,368
Liquidity Services, Inc. (1)	2,122	15,703
Overstock.com, Inc. (1)	2,250	23,827
PetMed Express, Inc. (2)	1,778	32,040
Quotient Technology, Inc. (1)	6,468	50,580
RealReal, Inc. (The) (1)	1,453	32,489

Rubicon Project, Inc. (The) (1)	4,228	36,826
Shutterstock, Inc. (1)	1,515	54,722
Stamps.com, Inc. (1)(2)	1,448	107,804
Stitch Fix, Inc., Class A (1)(2)	3,700	71,225
Waitr Holdings, Inc. (1)(2)	4,628	5,947
		579,494

IT Services - 2.0%
Brightcove, Inc. (1)	3,175	33,274
Carbonite, Inc. (1)	2,527	39,143
Cardtronics plc, Class A (1)	3,306	99,973
Cass Information Systems, Inc.	1,244	67,164
Conduent, Inc. (1)	15,269	94,973
CSG Systems International, Inc.	2,770	143,154
Endurance International Group Holdings, Inc. (1)	5,998	22,493
EVERTEC, Inc.	5,077	158,504
Evo Payments, Inc., Class A (1)(2)	2,680	75,362
Exela Technologies, Inc. (1)(2)	4,038	4,765
ExlService Holdings, Inc. (1)	2,811	188,225
GTT Communications, Inc. (1)(2)	2,822	26,583
Hackett Group, Inc. (The)	1,931	31,784
I3 Verticals, Inc., Class A (1)	1,204	24,224
Information Services Group, Inc. (1)	2,421	6,016
International Money Express, Inc. (1)	1,143	15,705
KBR, Inc.	11,969	293,719
Limelight Networks, Inc. (1)	9,183	27,825
LiveRamp Holdings, Inc. (1)	5,576	239,545
ManTech International Corp., Class A	2,262	161,529
MAXIMUS, Inc.	5,312	410,405
NIC, Inc.	5,484	113,245
Paysign, Inc. (1)(2)	2,627	26,533
Perficient, Inc. (1)	2,876	110,956
Perspecta, Inc.	12,000	313,440
Presidio, Inc.	3,358	56,750
PRGX Global, Inc. (1)	1,817	9,358
Priority Technology Holdings, Inc. (1)	578	2,786
Science Applications International Corp.	4,972	434,304
StarTek, Inc. (1)	1,434	9,278
Sykes Enterprises, Inc. (1)	3,342	102,399
TTEC Holdings, Inc.	1,255	60,089
Tucows, Inc., Class A (1)(2)	790	42,786
Unisys Corp. (1)(2)	3,852	28,620
Verra Mobility Corp. (1)	9,638	138,305
Virtusa Corp. (1)	2,429	87,493
		3,700,707

Leisure Products - 0.3%
Acushnet Holdings Corp.	2,689	70,990
American Outdoor Brands Corp. (1)	4,733	27,688
Callaway Golf Co.	8,143	158,056

Clarus Corp.	1,804	21,152
Escalade, Inc.	888	9,670
Johnson Outdoors, Inc., Class A	405	23,717
Malibu Boats, Inc., Class A (1)	1,736	53,260
Marine Products Corp.	813	11,512
MasterCraft Boat Holdings, Inc. (1)	1,615	24,104
Sturm Ruger & Co., Inc. (2)	1,458	60,886
Vista Outdoor, Inc. (1)	5,021	31,080
YETI Holdings, Inc. (1)(2)	2,639	73,892
		566,007

Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (1)	2,287	42,470
Cambrex Corp. (1)	2,752	163,744
ChromaDex Corp. (1)(2)	3,310	13,025
Codexis, Inc. (1)(2)	4,127	56,602
Fluidigm Corp. (1)	6,011	27,831
Luminex Corp.	3,221	66,514
Medpace Holdings, Inc. (1)	2,363	198,587
NanoString Technologies, Inc. (1)	2,833	61,164
NeoGenomics, Inc. (1)	7,929	151,602
Pacific Biosciences of California, Inc. (1)	11,309	58,354
Personalis, Inc. (1)	740	10,859
Quanterix Corp. (1)	824	18,095
Syneos Health, Inc. (1)	5,148	273,925
		1,142,772

Machinery - 3.5%
Actuant Corp., Class A	4,678	102,635
Alamo Group, Inc.	815	95,942
Albany International Corp., Class A	2,473	222,966
Altra Industrial Motion Corp.	5,472	151,547
Astec Industries, Inc.	1,870	58,157
Barnes Group, Inc.	3,944	203,274
Blue Bird Corp. (1)	1,311	24,955
Briggs & Stratton Corp.	3,442	20,859
Chart Industries, Inc. (1)	3,014	187,953
CIRCOR International, Inc. (1)	1,669	62,671
Columbus McKinnon Corp.	1,943	70,783
Commercial Vehicle Group, Inc. (1)	2,209	15,927
Douglas Dynamics, Inc.	1,724	76,839
Eastern Co. (The)	490	12,162
Energy Recovery, Inc. (1)(2)	2,683	24,858
EnPro Industries, Inc.	1,761	120,893
ESCO Technologies, Inc.	2,195	174,634
Evoqua Water Technologies Corp. (1)	6,364	108,315
Federal Signal Corp.	4,825	157,970
Franklin Electric Co., Inc.	3,978	190,188
Gencor Industries, Inc. (1)	603	7,001
Gorman-Rupp Co. (The)	1,373	47,767

Graham Corp.	863	17,139
Greenbrier Cos., Inc. (The)	2,628	79,155
Harsco Corp. (1)	6,801	128,947
Helios Technologies, Inc.	2,322	94,204
Hillenbrand, Inc.	5,117	158,013
Hurco Cos., Inc.	529	17,018
Hyster-Yale Materials Handling, Inc.	907	49,640
John Bean Technologies Corp.	2,650	263,489
Kadant, Inc.	952	83,576
Kennametal, Inc.	6,794	208,848
LB Foster Co., Class A (1)	731	15,841
Lindsay Corp. (2)	920	85,422
Luxfer Holdings plc	2,400	37,392
Lydall, Inc. (1)	1,313	32,707
Manitowoc Co., Inc. (The) (1)	2,727	34,088
Meritor, Inc. (1)	6,745	124,782
Milacron Holdings Corp. (1)	5,788	96,486
Miller Industries, Inc.	1,050	34,965
Mueller Industries, Inc.	4,614	132,330
Mueller Water Products, Inc., Class A	13,464	151,335
Navistar International Corp. (1)	4,102	115,307
NN, Inc. (2)	3,488	24,869
Omega Flex, Inc.	248	25,358
Park-Ohio Holdings Corp.	726	21,678
Proto Labs, Inc. (1)	2,312	236,055
RBC Bearings, Inc. (1)	2,062	342,106
REV Group, Inc.	2,574	29,421
Rexnord Corp. (1)	8,796	237,932
Spartan Motors, Inc.	2,591	35,549
SPX Corp. (1)	3,739	149,597
SPX FLOW, Inc. (1)	3,637	143,516
Standex International Corp.	1,097	80,015
Tennant Co.	1,548	109,444
Terex Corp.	5,311	137,927
Titan International, Inc.	3,947	10,657
TriMas Corp. (1)	3,997	122,508
Twin Disc, Inc. (1)	749	7,932
Wabash National Corp.	4,465	64,787
Watts Water Technologies, Inc., Class A	2,302	215,766
Welbilt, Inc. (1)	10,888	183,572
		6,277,669

Marine - 0.1%
Costamare, Inc.	3,142	19,072
Eagle Bulk Shipping, Inc. (1)(2)	3,373	14,757
Genco Shipping & Trading Ltd. (1)	675	6,210
Matson, Inc.	3,522	132,110
Safe Bulkers, Inc. (1)	4,225	7,394
Scorpio Bulkers, Inc.	4,249	25,834
		205,377

Media - 0.9%
Boston Omaha Corp., Class A (1)	868	17,213
Cardlytics, Inc. (1)(2)	1,181	39,587
Central European Media Enterprises Ltd., Class A (1)	6,603	29,681
Clear Channel Outdoor Holdings, Inc. (1)	3,136	7,903
comScore, Inc. (1)	4,319	8,249
Cumulus Media, Inc., Class A (1)	1,252	18,204
Daily Journal Corp. (1)(2)	88	21,785
Emerald Expositions Events, Inc.	2,053	19,976
Entercom Communications Corp., Class A	10,833	36,182
Entravision Communications Corp., Class A	5,618	17,865
EW Scripps Co. (The), Class A	4,675	62,084
Fluent, Inc. (1)	2,683	7,338
Gannett Co., Inc.	9,346	100,376
Gray Television, Inc. (1)	7,762	126,676
Hemisphere Media Group, Inc. (1)	1,449	17,707
Lee Enterprises, Inc. (1)	4,724	9,637
Liberty Latin America Ltd., Class A (1)	3,700	63,159
Liberty Latin America Ltd., Class C (1)	9,482	162,095
Loral Space & Communications, Inc. (1)	1,011	41,855
Marchex, Inc., Class B (1)	3,059	9,605
MDC Partners, Inc., Class A (1)	4,777	13,471
Meredith Corp.	3,302	121,051
MSG Networks, Inc., Class A (1)	4,763	77,256
National CineMedia, Inc.	5,225	42,845
New Media Investment Group, Inc. (2)	4,995	44,006
Saga Communications, Inc., Class A	394	11,722
Scholastic Corp.	2,336	88,207
TechTarget, Inc. (1)	1,656	37,301
TEGNA, Inc.	18,200	282,646
Tribune Publishing Co.	1,415	12,141
WideOpenWest, Inc. (1)	1,802	11,100
		1,558,923

Metals & Mining - 1.1%
AK Steel Holding Corp. (1)(2)	27,698	62,875
Allegheny Technologies, Inc. (1)(2)	10,475	212,119
Carpenter Technology Corp.	3,994	206,330
Century Aluminum Co. (1)	4,377	29,041
Cleveland-Cliffs, Inc. (2)	22,358	161,425
Coeur Mining, Inc. (1)	16,993	81,736
Commercial Metals Co.	9,924	172,479
Compass Minerals International, Inc.	2,841	160,488
Ferroglobe Representation & Warranty Insurance Trust (3)	5,015	—
Gold Resource Corp. (2)	3,896	11,883
Haynes International, Inc.	1,062	38,062
Hecla Mining Co.	37,808	66,542
Kaiser Aluminum Corp.	1,334	132,026
Materion Corp.	1,729	106,091
Mayville Engineering Co., Inc. (1)	556	7,334

Novagold Resources, Inc. (1)	20,420	123,949
Olympic Steel, Inc.	846	12,182
Ramaco Resources, Inc. (1)	430	1,606
Ryerson Holding Corp. (1)	965	8,232
Schnitzer Steel Industries, Inc., Class A	2,273	46,960
SunCoke Energy, Inc. (1)	6,534	36,852
Synalloy Corp.	692	11,037
TimkenSteel Corp. (1)	3,081	19,380
Warrior Met Coal, Inc.	4,424	86,357
Worthington Industries, Inc.	3,367	121,380
		1,916,366

Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AG Mortgage Investment Trust, Inc.	2,395	36,284
Anworth Mortgage Asset Corp.	8,089	26,694
Apollo Commercial Real Estate Finance, Inc.	12,960	248,443
Ares Commercial Real Estate Corp.	2,562	39,019
Arlington Asset Investment Corp., Class A (2)	1,962	10,771
ARMOUR Residential REIT, Inc. (2)	5,083	85,140
Blackstone Mortgage Trust, Inc., Class A (2)	10,499	376,389
Capstead Mortgage Corp.	7,003	51,472
Cherry Hill Mortgage Investment Corp.	1,030	13,493
Colony Credit Real Estate, Inc. (2)	6,877	99,442
Dynex Capital, Inc. (2)	1,888	27,905
Ellington Financial, Inc.	2,380	43,007
Exantas Capital Corp.	2,766	31,449
Granite Point Mortgage Trust, Inc.	4,168	78,108
Great Ajax Corp.	1,009	15,640
Invesco Mortgage Capital, Inc.	11,949	182,939
KKR Real Estate Finance Trust, Inc.	2,170	42,380
Ladder Capital Corp.	8,796	151,907
New York Mortgage Trust, Inc.	19,489	118,688
Orchid Island Capital, Inc. (2)	5,266	30,280
PennyMac Mortgage Investment Trust	7,205	160,167
Ready Capital Corp. (2)	2,418	38,495
Redwood Trust, Inc.	7,879	129,294
TPG RE Finance Trust, Inc.	4,268	84,677
Western Asset Mortgage Capital Corp.	3,699	35,695
		2,157,778

Multi-Utilities - 0.6%
Avista Corp.	5,439	263,465
Black Hills Corp.	5,148	395,006
NorthWestern Corp.	4,199	315,135
Unitil Corp.	1,244	78,919
		1,052,525

Multiline Retail - 0.1%
Big Lots, Inc. (2)	3,466	84,917
Dillard's, Inc., Class A (2)	920	60,821

J.C. Penney Co., Inc. (1)(2)	27,238	24,212
		169,950

Oil, Gas & Consumable Fuels - 2.0%
Abraxas Petroleum Corp. (1)	12,335	6,260
Altus Midstream Co., Class A (1)(2)	4,444	12,577
Amplify Energy Corp.	983	6,065
Arch Coal, Inc., Class A	1,429	106,032
Ardmore Shipping Corp. (1)	2,717	18,177
Berry Petroleum Corp.	4,570	42,775
Bonanza Creek Energy, Inc. (1)	1,784	39,944
Brigham Minerals, Inc., Class A	1,420	28,258
California Resources Corp. (1)(2)	3,768	38,434
Callon Petroleum Co. (1)	18,975	82,351
Carrizo Oil & Gas, Inc. (1)	7,191	61,735
Chaparral Energy, Inc., Class A (1)(2)	2,740	3,672
Clean Energy Fuels Corp. (1)	11,983	24,745
CNX Resources Corp. (1)	15,507	112,581
Comstock Resources, Inc. (1)	1,329	10,353
CONSOL Energy, Inc. (1)	2,417	37,778
Contura Energy, Inc. (1)	1,675	46,833
CVR Energy, Inc.	2,550	112,276
Delek US Holdings, Inc.	6,247	226,766
Denbury Resources, Inc. (1)(2)	38,168	45,420
DHT Holdings, Inc.	7,166	44,071
Diamond S Shipping, Inc. (1)	1,939	21,368
Dorian LPG Ltd. (1)	2,207	22,865
Earthstone Energy, Inc., Class A (1)	1,654	5,375
Energy Fuels, Inc. (1)(2)	5,894	11,375
Evolution Petroleum Corp.	1,370	8,001
Extraction Oil & Gas, Inc. (1)(2)	8,830	25,960
Falcon Minerals Corp. (2)	3,404	19,573
GasLog Ltd.	3,212	41,274
Golar LNG Ltd.	7,867	102,192
Goodrich Petroleum Corp. (1)	727	7,728
Green Plains, Inc. (2)	3,369	35,695
Gulfport Energy Corp. (1)	14,500	39,295
Hallador Energy Co.	1,408	5,097
HighPoint Resources Corp. (1)	8,393	13,345
International Seaways, Inc. (1)	2,158	41,563
Isramco, Inc. (1)	85	10,429
Jagged Peak Energy, Inc. (1)(2)	4,878	35,414
Laredo Petroleum, Inc. (1)	12,700	30,607
Magnolia Oil & Gas Corp., Class A (1)(2)	8,916	98,968
Matador Resources Co. (1)(2)	9,448	156,175
Montage Resources Corp. (1)(2)	1,875	7,087
NACCO Industries, Inc., Class A	302	19,301
NextDecade Corp. (1)	638	3,675
Nordic American Tankers Ltd. (2)	11,683	25,235
Northern Oil and Gas, Inc. (1)(2)	23,984	47,009

Oasis Petroleum, Inc. (1)	27,278	94,382
Overseas Shipholding Group, Inc., Class A (1)	2,804	4,907
Panhandle Oil and Gas, Inc., Class A	1,238	17,307
Par Pacific Holdings, Inc. (1)	2,790	63,779
PDC Energy, Inc. (1)	5,418	150,349
Peabody Energy Corp.	6,004	88,379
Penn Virginia Corp. (1)	1,007	29,273
PrimeEnergy Resources Corp. (1)	46	5,290
QEP Resources, Inc.	21,110	78,107
Renewable Energy Group, Inc. (1)(2)	3,095	46,440
REX American Resources Corp. (1)	441	33,662
Ring Energy, Inc. (1)	5,049	8,280
Roan Resources, Inc. (1)(2)	3,147	3,871
Rosehill Resources, Inc. (1)(2)	220	429
SandRidge Energy, Inc. (1)	2,381	11,191
Scorpio Tankers, Inc.	3,775	112,344
SemGroup Corp., Class A	6,464	105,622
Ship Finance International Ltd.	6,931	97,311
SilverBow Resources, Inc. (1)	612	5,930
SM Energy Co.	9,886	95,795
Southwestern Energy Co. (1)(2)	46,120	89,012
SRC Energy, Inc. (1)	20,639	96,178
Talos Energy, Inc. (1)	1,713	34,825
Teekay Corp. (2)	5,307	21,228
Teekay Tankers Ltd., Class A (1)	15,129	19,668
Tellurian, Inc. (1)(2)	8,061	67,027
Unit Corp. (1)	4,371	14,774
Uranium Energy Corp. (1)(2)	11,981	11,680
W&T Offshore, Inc. (1)	8,233	35,978
Whiting Petroleum Corp. (1)(2)	8,028	64,465
World Fuel Services Corp.	5,366	214,318
		3,663,510

Paper & Forest Products - 0.4%
Boise Cascade Co.	3,372	109,893
Clearwater Paper Corp. (1)	1,465	30,941
Louisiana-Pacific Corp.	10,535	258,950
Neenah, Inc.	1,433	93,317
PH Glatfelter Co.	3,755	57,789
Schweitzer-Mauduit International, Inc.	2,615	97,906
Verso Corp., Class A (1)	2,960	36,645
		685,441

Personal Products - 0.3%
Edgewell Personal Care Co. (1)	4,548	147,765
elf Beauty, Inc. (1)	1,818	31,833
Inter Parfums, Inc.	1,484	103,836
Lifevantage Corp. (1)	1,232	16,878
Medifast, Inc.	975	101,039
Nature's Sunshine Products, Inc. (1)	1,018	8,439

Revlon, Inc., Class A (1)(2)	936	21,987
USANA Health Sciences, Inc. (1)	1,152	78,785
Youngevity International, Inc. (1)(2)	728	3,254
		513,816

Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (1)(2)	6,913	15,209
Acer Therapeutics, Inc. (1)(2)	443	1,413
Aclaris Therapeutics, Inc. (1)(2)	2,238	2,417
Aerie Pharmaceuticals, Inc. (1)(2)	3,606	69,307
Akorn, Inc. (1)	7,647	29,059
Amneal Pharmaceuticals, Inc. (1)(2)	7,324	21,240
Amphastar Pharmaceuticals, Inc. (1)	3,073	60,938
ANI Pharmaceuticals, Inc. (1)	781	56,919
Arvinas Holding Co. LLC (1)	1,526	32,885
Assertio Therapeutics, Inc. (1)	5,272	6,748
Axsome Therapeutics, Inc. (1)(2)	2,149	43,496
BioDelivery Sciences International, Inc. (1)	7,195	30,291
Cara Therapeutics, Inc. (1)(2)	3,311	60,525
cbdMD, Inc. (1)(2)	832	3,295
Cerecor, Inc. (1)(2)	1,893	6,228
Chiasma, Inc. (1)	2,297	11,370
Collegium Pharmaceutical, Inc. (1)	2,333	26,783
Corcept Therapeutics, Inc. (1)	8,144	115,116
CorMedix, Inc. (1)	2,079	13,264
Cymabay Therapeutics, Inc. (1)	4,918	25,180
Dermira, Inc. (1)(2)	3,345	21,375
Dova Pharmaceuticals, Inc. (1)(2)	994	27,782
Eloxx Pharmaceuticals, Inc. (1)(2)	2,227	10,066
Endo International plc (1)	18,600	59,706
Evofem Biosciences, Inc. (1)(2)	1,248	6,290
Evolus, Inc. (1)	1,256	19,619
EyePoint Pharmaceuticals, Inc. (1)(2)	5,461	9,884
Fulcrum Therapeutics, Inc. (1)	380	2,523
Innoviva, Inc. (1)	5,742	60,521
Intersect ENT, Inc. (1)	2,280	38,783
Intra-Cellular Therapies, Inc. (1)(2)	3,739	27,930
Kala Pharmaceuticals, Inc. (1)(2)	1,204	4,581
Kaleido Biosciences, Inc. (1)(2)	445	3,351
Lannett Co., Inc. (1)(2)	2,393	26,802
Liquidia Technologies, Inc. (1)	390	1,388
Mallinckrodt plc (1)(2)	6,794	16,374
Marinus Pharmaceuticals, Inc. (1)(2)	3,474	5,350
Menlo Therapeutics, Inc. (1)	543	2,433
MyoKardia, Inc. (1)(2)	3,807	198,535
NGM Biopharmaceuticals, Inc. (1)(2)	593	8,213
Ocular Therapeutix, Inc. (1)(2)	1,979	6,016
Odonate Therapeutics, Inc. (1)(2)	975	25,379
Omeros Corp. (1)(2)	4,139	67,590
Optinose, Inc. (1)(2)	1,284	8,988

Osmotica Pharmaceuticals plc (1)	800	3,072
Pacira BioSciences, Inc. (1)	3,449	131,303
Paratek Pharmaceuticals, Inc. (1)(2)	2,069	8,938
Phibro Animal Health Corp., Class A	1,619	34,533
Prestige Consumer Healthcare, Inc. (1)	4,347	150,797
Reata Pharmaceuticals, Inc., Class A (1)(2)	1,712	137,457
resTORbio, Inc. (1)(2)	555	4,906
Revance Therapeutics, Inc. (1)	3,771	49,023
SIGA Technologies, Inc. (1)	4,584	23,470
Strongbridge Biopharma plc (1)(2)	3,193	7,631
Supernus Pharmaceuticals, Inc. (1)	4,082	112,173
TherapeuticsMD, Inc. (1)(2)	15,161	55,034
Theravance Biopharma, Inc. (1)(2)	3,666	71,414
Tricida, Inc. (1)(2)	1,867	57,634
Verrica Pharmaceuticals, Inc. (1)(2)	1,080	15,941
WaVe Life Sciences Ltd. (1)	1,666	34,203
Xeris Pharmaceuticals, Inc. (1)	1,688	16,593
Zogenix, Inc. (1)(2)	3,626	145,185
Zynerba Pharmaceuticals, Inc. (1)	1,835	13,873
		2,364,342

Professional Services - 1.5%
Acacia Research Corp. (1)	4,242	11,368
ASGN, Inc. (1)	4,268	268,286
Barrett Business Services, Inc.	606	53,825
BG Staffing, Inc.	608	11,619
CBIZ, Inc. (1)	4,490	105,515
CRA International, Inc.	707	29,673
Exponent, Inc.	4,257	297,564
Forrester Research, Inc.	776	24,941
Franklin Covey Co. (1)	1,007	35,245
FTI Consulting, Inc. (1)	3,098	328,357
GP Strategies Corp. (1)	1,007	12,930
Heidrick & Struggles International, Inc.	1,525	41,632
Huron Consulting Group, Inc. (1)	1,867	114,522
ICF International, Inc.	1,507	127,296
InnerWorkings, Inc. (1)	3,972	17,596
Insperity, Inc.	3,292	324,657
Kelly Services, Inc., Class A	2,680	64,910
Kforce, Inc.	1,903	72,000
Korn Ferry	4,787	184,970
Mistras Group, Inc. (1)	1,338	21,943
Navigant Consulting, Inc.	3,304	92,347
Resources Connection, Inc.	2,400	40,776
TriNet Group, Inc. (1)	3,797	236,135
TrueBlue, Inc. (1)	3,417	72,099
Upwork, Inc. (1)(2)	4,803	63,904
Willdan Group, Inc. (1)	662	23,223
		2,677,333

Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (1)	495	10,009
American Realty Investors, Inc. (1)	174	2,676
Consolidated-Tomoka Land Co.	377	24,731
Cushman & Wakefield plc (1)	8,830	163,620
eXp World Holdings, Inc. (1)(2)	1,407	11,791
Forestar Group, Inc. (1)	995	18,189
FRP Holdings, Inc. (1)	588	28,236
Griffin Industrial Realty, Inc.	55	2,087
Kennedy-Wilson Holdings, Inc.	10,325	226,324
Marcus & Millichap, Inc. (1)	1,962	69,631
Maui Land & Pineapple Co., Inc. (1)	589	6,408
Newmark Group, Inc., Class A	12,362	112,000
Rafael Holdings, Inc., Class B (1)	930	19,493
RE / MAX Holdings, Inc., Class A	1,564	50,298
Realogy Holdings Corp. (2)	10,040	67,067
Redfin Corp. (1)(2)	7,527	126,755
RMR Group, Inc. (The), Class A	1,193	54,258
St. Joe Co. (The) (1)(2)	3,093	52,983
Stratus Properties, Inc. (1)	485	14,244
Tejon Ranch Co. (1)	1,572	26,677
Transcontinental Realty Investors, Inc. (1)	147	4,564
		1,092,041

Road & Rail - 0.5%
ArcBest Corp.	2,213	67,386
Avis Budget Group, Inc. (1)	5,019	141,837
Covenant Transportation Group, Inc., Class A (1)	905	14,878
Daseke, Inc. (1)(2)	2,780	6,950
Heartland Express, Inc.	3,887	83,609
Hertz Global Holdings, Inc. (1)	8,647	119,675
Marten Transport Ltd.	3,366	69,946
PAM Transportation Services, Inc. (1)	187	11,054
Roadrunner Transportation Systems, Inc. (1)(2)	315	3,263
Saia, Inc. (1)	2,126	199,206
Universal Truckload Services, Inc.	475	11,058
US Xpress Enterprises, Inc., Class A (1)(2)	1,727	8,324
Werner Enterprises, Inc.	3,888	137,246
YRC Worldwide, Inc. (1)(2)	2,802	8,462
		882,894

Semiconductors & Semiconductor Equipment - 2.4%
Adesto Technologies Corp. (1)	1,702	14,569
Advanced Energy Industries, Inc. (1)	3,267	187,558
Alpha & Omega Semiconductor Ltd. (1)	1,700	20,876
Ambarella, Inc. (1)	2,558	160,732
Amkor Technology, Inc. (1)	8,647	78,688
Axcelis Technologies, Inc. (1)	2,416	41,289
AXT, Inc. (1)	3,267	11,631
Brooks Automation, Inc.	6,031	223,328

Cabot Microelectronics Corp.	2,464	347,941
CEVA, Inc. (1)	1,882	56,196
Cirrus Logic, Inc. (1)	4,985	267,096
Cohu, Inc.	3,255	43,959
Diodes, Inc. (1)	3,290	132,093
DSP Group, Inc. (1)	1,922	27,071
Enphase Energy, Inc. (1)(2)	7,816	173,750
FormFactor, Inc. (1)	5,937	110,695
GSI Technology, Inc. (1)	1,348	11,808
Ichor Holdings Ltd. (1)	2,126	51,407
Impinj, Inc. (1)	1,253	38,630
Inphi Corp. (1)	3,689	225,213
Lattice Semiconductor Corp. (1)	10,616	194,114
MACOM Technology Solutions Holdings, Inc. (1)(2)	3,561	76,544
MaxLinear, Inc., Class A (1)	5,283	118,234
Nanometrics, Inc. (1)	1,885	61,489
NeoPhotonics Corp. (1)	2,662	16,212
NVE Corp.	408	27,071
PDF Solutions, Inc. (1)	2,083	27,225
Photronics, Inc. (1)	5,437	59,155
Power Integrations, Inc.	2,388	215,947
Rambus, Inc. (1)	8,885	116,616
Rudolph Technologies, Inc. (1)	2,742	72,279
Semtech Corp. (1)	5,599	272,167
Silicon Laboratories, Inc. (1)	3,581	398,744
SMART Global Holdings, Inc. (1)	1,094	27,875
SunPower Corp. (1)(2)	5,246	57,549
Synaptics, Inc. (1)	2,889	115,416
Ultra Clean Holdings, Inc. (1)	3,194	46,744
Veeco Instruments, Inc. (1)	4,143	48,390
Xperi Corp.	4,254	87,973
		4,264,274

Software - 4.2%
8x8, Inc. (1)(2)	7,620	157,886
A10 Networks, Inc. (1)	3,806	26,414
ACI Worldwide, Inc. (1)	9,578	300,031
Agilysys, Inc. (1)	1,720	44,049
Alarm.com Holdings, Inc. (1)	3,139	146,403
Altair Engineering, Inc., Class A (1)	3,319	114,904
American Software, Inc., Class A	2,315	34,771
Appfolio, Inc., Class A (1)(2)	1,254	119,306
Appian Corp. (1)(2)	2,611	124,023
Avaya Holdings Corp. (1)(2)	9,298	95,119
Benefitfocus, Inc. (1)(2)	2,338	55,668
Blackbaud, Inc.	4,058	366,600
Blackline, Inc. (1)	3,651	174,554
Bottomline Technologies (de), Inc. (1)	3,647	143,510
Box, Inc., Class A (1)	12,234	202,595
Carbon Black, Inc. (1)	4,795	124,622

ChannelAdvisor Corp. (1)	1,855	17,307
Cision Ltd. (1)	7,857	60,420
Cloudera, Inc. (1)(2)	20,163	178,644
Commvault Systems, Inc. (1)	3,358	150,136
Cornerstone OnDemand, Inc. (1)	4,758	260,834
Digimarc Corp. (1)(2)	926	36,197
Digital Turbine, Inc. (1)	6,827	44,000
Domo, Inc., Class B (1)(2)	1,382	22,084
Ebix, Inc. (2)	2,069	87,105
eGain Corp. (1)	1,491	11,936
Envestnet, Inc. (1)	4,064	230,429
Everbridge, Inc. (1)(2)	2,781	171,616
Five9, Inc. (1)	5,003	268,861
ForeScout Technologies, Inc. (1)(2)	3,483	132,075
GTY Gov.tech, Inc. (1)(2)	2,663	16,697
Ideanomics, Inc. (1)(2)	4,513	6,792
Instructure, Inc. (1)(2)	2,863	110,913
Intelligent Systems Corp. (1)(2)	601	24,966
j2 Global, Inc. (2)	3,965	360,101
LivePerson, Inc. (1)(2)	4,955	176,894
Majesco (1)	457	3,857
MicroStrategy, Inc., Class A (1)	712	105,639
Mitek Systems, Inc. (1)	3,089	29,809
MobileIron, Inc. (1)	8,191	53,610
Model N, Inc. (1)	2,795	77,589
Monotype Imaging Holdings, Inc.	3,293	65,234
OneSpan, Inc. (1)	2,265	32,843
Phunware, Inc. (1)	382	550
Progress Software Corp.	3,776	143,715
PROS Holdings, Inc. (1)	2,801	166,940
Q2 Holdings, Inc. (1)	3,591	283,222
QAD, Inc., Class A	789	36,436
Qualys, Inc. (1)	2,890	218,397
Rapid7, Inc. (1)	4,119	186,961
Rimini Street, Inc. (1)	770	3,373
SailPoint Technologies Holdings, Inc. (1)	7,335	137,091
SecureWorks Corp., Class A (1)	472	6,103
SharpSpring, Inc. (1)(2)	756	7,333
ShotSpotter, Inc. (1)(2)	604	13,910
SPS Commerce, Inc. (1)	3,056	143,846
SVMK, Inc. (1)	7,344	125,582
Synchronoss Technologies, Inc. (1)	3,376	18,230
Telaria, Inc. (1)	3,708	25,622
Telenav, Inc. (1)	2,354	11,252
Tenable Holdings, Inc. (1)	3,168	70,900
TiVo Corp.	10,113	77,011
Upland Software, Inc. (1)	1,927	67,175
Varonis Systems, Inc. (1)	2,522	150,765
Verint Systems, Inc. (1)	5,558	237,771
VirnetX Holding Corp. (1)(2)	5,078	27,421

Workiva, Inc. (1)	2,998	131,402
Yext, Inc. (1)(2)	7,921	125,865
Zix Corp. (1)	5,001	36,207
Zuora, Inc., Class A (1)	7,520	113,176
		7,533,299

Specialty Retail - 2.3%
Aaron's, Inc.	5,748	369,366
Abercrombie & Fitch Co., Class A (2)	5,673	88,499
America's Car-Mart, Inc. (1)	476	43,649
American Eagle Outfitters, Inc.	13,452	218,191
Asbury Automotive Group, Inc. (1)	1,586	162,295
Ascena Retail Group, Inc. (1)	14,943	3,946
At Home Group, Inc. (1)	3,637	34,988
Barnes & Noble Education, Inc. (1)	3,122	9,741
Bed Bath & Beyond, Inc. (2)	10,141	107,900
Boot Barn Holdings, Inc. (1)	2,323	81,073
Buckle, Inc. (The)	2,185	45,011
Caleres, Inc.	3,285	76,902
Camping World Holdings, Inc., Class A	2,590	23,051
Cato Corp. (The), Class A	2,030	35,748
Chico's FAS, Inc.	11,271	45,422
Children's Place, Inc. (The)	1,345	103,552
Citi Trends, Inc.	1,298	23,753
Conn's, Inc. (1)(2)	1,614	40,124
Container Store Group, Inc. (The) (1)(2)	1,542	6,816
Designer Brands, Inc., Class A	5,812	99,501
Express, Inc. (1)(2)	6,091	20,953
GameStop Corp., Class A (2)	8,361	46,153
Genesco, Inc. (1)	1,328	53,147
GNC Holdings, Inc., Class A (1)(2)	5,928	12,686
Group 1 Automotive, Inc.	1,529	141,142
Guess?, Inc. (2)	4,178	77,418
Haverty Furniture Cos., Inc.	1,689	34,236
Hibbett Sports, Inc. (1)(2)	1,464	33,526
Hudson Ltd., Class A (1)	3,363	41,264
J. Jill, Inc. (2)	1,035	1,966
Lithia Motors, Inc., Class A	1,841	243,712
Lumber Liquidators Holdings, Inc. (1)(2)	2,470	24,379
MarineMax, Inc. (1)	2,047	31,688
Michaels Cos., Inc. (The) (1)(2)	7,538	73,797
Monro, Inc. (2)	2,775	219,253
Murphy USA, Inc. (1)	2,591	221,012
National Vision Holdings, Inc. (1)	6,480	155,974
Office Depot, Inc.	45,195	79,317
Party City Holdco, Inc. (1)(2)	4,747	27,105
Rent-A-Center, Inc.	4,149	107,003
RH (1)	1,377	235,233
RTW RetailWinds, Inc. (1)	2,329	3,191
Sally Beauty Holdings, Inc. (1)(2)	9,815	146,145

Shoe Carnival, Inc. (2)	872	28,261
Signet Jewelers Ltd. (2)	4,300	72,068
Sleep Number Corp. (1)	2,487	102,763
Sonic Automotive, Inc., Class A	2,180	68,474
Sportsman's Warehouse Holdings, Inc. (1)(2)	2,022	10,474
Tailored Brands, Inc. (2)	4,129	18,168
Tile Shop Holdings, Inc. (2)	2,986	9,525
Tilly's, Inc., Class A	1,202	11,347
Winmark Corp.	223	39,335
Zumiez, Inc. (1)	1,698	53,784
		4,064,027

Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (1)(2)	9,267	75,526
AstroNova, Inc.	603	9,751
Avid Technology, Inc. (1)	2,494	15,438
Diebold Nixdorf, Inc. (1)(2)	6,637	74,334
Immersion Corp. (1)	2,323	17,771
Sonim Technologies, Inc. (1)(2)	318	932
Stratasys Ltd. (1)	4,388	93,486
		287,238

Textiles, Apparel & Luxury Goods - 0.8%
Centric Brands, Inc. (1)(2)	1,456	3,655
Crocs, Inc. (1)	5,162	143,297
Culp, Inc.	785	12,795
Deckers Outdoor Corp. (1)	2,484	366,042
Delta Apparel, Inc. (1)	545	12,944
Fossil Group, Inc. (1)(2)	3,623	45,324
G-III Apparel Group Ltd. (1)	3,714	95,710
Kontoor Brands, Inc. (1)	3,903	136,995
Movado Group, Inc.	1,238	30,777
Oxford Industries, Inc. (2)	1,446	103,678
Rocky Brands, Inc.	588	19,539
Steven Madden Ltd.	6,987	250,065
Superior Group of Cos., Inc.	573	9,237
Unifi, Inc. (1)	1,199	26,282
Vera Bradley, Inc. (1)	1,814	18,321
Vince Holding Corp. (1)	272	5,165
Wolverine World Wide, Inc.	6,981	197,283
		1,477,109

Thrifts & Mortgage Finance - 2.0%
Axos Financial, Inc. (1)	4,828	133,494
Bridgewater Bancshares, Inc. (1)	1,907	22,770
Capitol Federal Financial, Inc.	11,014	151,773
Columbia Financial, Inc. (1)	4,173	65,892
Dime Community Bancshares, Inc.	2,402	51,427
Entegra Financial Corp. (1)	555	16,672
ESSA Bancorp, Inc.	636	10,443

Essent Group Ltd. (1)	8,013	381,980
Federal Agricultural Mortgage Corp., Class C	669	54,631
First Defiance Financial Corp.	1,598	46,286
Flagstar Bancorp, Inc.	2,412	90,088
FS Bancorp, Inc.	267	14,017
Greene County Bancorp, Inc.	235	6,439
Hingham Institution for Savings	102	19,278
Home Bancorp, Inc.	638	24,876
HomeStreet, Inc. (1)	2,092	57,153
Kearny Financial Corp.	7,280	94,931
Luther Burbank Corp.	1,189	13,471
Merchants Bancorp	731	12,091
Meridian Bancorp, Inc.	3,759	70,481
Meta Financial Group, Inc.	3,149	102,689
MMA Capital Holdings, Inc. (1)	433	12,990
Mr. Cooper Group, Inc. (1)	6,138	65,186
NMI Holdings, Inc., Class A (1)	5,225	137,208
Northfield Bancorp, Inc.	3,620	58,137
Northwest Bancshares, Inc.	8,299	136,021
OceanFirst Financial Corp.	4,303	101,551
Ocwen Financial Corp. (1)	8,291	15,587
OP Bancorp	999	9,770
Oritani Financial Corp.	3,473	61,455
PCSB Financial Corp.	1,589	31,764
PennyMac Financial Services, Inc. (1)	2,137	64,922
Pioneer Bancorp, Inc. (1)	918	11,466
Ponce de Leon Federal Bank (1)	736	10,348
Provident Bancorp, Inc. (1)	344	8,266
Provident Financial Holdings, Inc.	517	10,728
Provident Financial Services, Inc.	5,275	129,396
Prudential Bancorp, Inc.	713	12,128
Radian Group, Inc.	17,014	388,600
Riverview Bancorp, Inc.	1,689	12,465
Southern Missouri Bancorp, Inc.	455	16,576
Sterling Bancorp, Inc.	1,471	14,357
Territorial Bancorp, Inc.	665	19,006
Timberland Bancorp, Inc.	546	15,015
TrustCo Bank Corp.	7,825	63,774
United Community Financial Corp.	3,416	36,824
United Financial Bancorp, Inc.	4,442	60,544
Walker & Dunlop, Inc.	2,377	132,946
Washington Federal, Inc.	6,580	243,394
Waterstone Financial, Inc.	2,330	40,029
Western New England Bancorp, Inc.	2,115	20,156
WSFS Financial Corp.	4,470	197,127
		3,578,618

Tobacco - 0.1%
22nd Century Group, Inc. (1)(2)	9,590	21,673
Pyxus International, Inc. (1)(2)	727	9,509

Turning Point Brands, Inc. (2)	663	15,289
Universal Corp.	2,076	113,786
Vector Group Ltd. (2)	9,270	110,411
		270,668

Trading Companies & Distributors - 1.2%
Aircastle Ltd.	4,389	98,445
Applied Industrial Technologies, Inc.	3,236	183,805
Beacon Roofing Supply, Inc. (1)	5,665	189,947
BlueLinx Holdings, Inc. (1)(2)	888	28,709
BMC Stock Holdings, Inc. (1)	5,748	150,483
CAI International, Inc. (1)	1,481	32,241
DXP Enterprises, Inc. (1)	1,272	44,164
EVI Industries, Inc. (2)	308	9,831
Foundation Building Materials, Inc. (1)	1,140	17,659
GATX Corp.	3,028	234,761
General Finance Corp. (1)	827	7,311
GMS, Inc. (1)	2,747	78,894
H&E Equipment Services, Inc.	2,694	77,749
Herc Holdings, Inc. (1)	1,964	91,346
Kaman Corp.	2,318	137,828
Lawson Products, Inc. (1)	447	17,312
MRC Global, Inc. (1)	6,928	84,037
NOW, Inc. (1)	9,243	106,017
Rush Enterprises, Inc., Class A	2,335	90,084
Rush Enterprises, Inc., Class B	513	20,484
SiteOne Landscape Supply, Inc. (1)(2)	3,474	257,145
Systemax, Inc.	1,000	22,010
Textainer Group Holdings Ltd. (1)	2,237	22,169
Titan Machinery, Inc. (1)	1,521	21,811
Transcat, Inc. (1)	601	15,392
Triton International Ltd.	4,837	163,684
Veritiv Corp. (1)	1,008	18,225
Willis Lease Finance Corp. (1)	332	18,386
		2,239,929

Water Utilities - 0.5%
American States Water Co.	3,036	272,815
AquaVenture Holdings Ltd. (1)	1,166	22,655
Artesian Resources Corp., Class A	490	18,130
Cadiz, Inc. (1)(2)	1,074	13,414
California Water Service Group	3,986	210,979
Connecticut Water Service, Inc.	1,008	70,621
Consolidated Water Co. Ltd.	1,137	18,749
Global Water Resources, Inc.	641	7,589
Middlesex Water Co.	1,246	80,940
Pure Cycle Corp. (1)	1,502	15,441
SJW Group	2,244	153,243
York Water Co. (The)	992	43,311
		927,887

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (1)	3,250	36,075
Gogo, Inc. (1)(2)	5,004	30,174
Shenandoah Telecommunications Co.	3,879	123,236
Spok Holdings, Inc.	1,597	19,068
		208,553

Total Common Stocks (Cost $132,406,682)		161,248,872

EXCHANGE-TRADED FUNDS - 2.1%
iShares Russell 2000 ETF (2)	25,000	3,783,500

Total Exchange-Traded Funds (Cost $3,778,189)		3,783,500

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. Treasury Bill, 0.00%, 2/27/20 (4)	1,000,000	992,642

Total U.S. Treasury Obligations (Cost $990,671)		992,642

	SHARES	VALUE ($)
RIGHTS - 0.0% (5)

Biotechnology - 0.0% (5)
GTx, Inc. CVR (1)(3)(6)	57	—
Tobira Therapeutics, Inc. CVR (1)(3)(6)	690	9,481
		9,481

Chemicals - 0.0% (5)
A Schulman, Inc. CVR (1)(3)(6)	2,260	978

Health Care Equipment & Supplies - 0.0% (5)
Elanco Animal Health, Inc. CVR (1)(3)(6)	3,555	379

Pharmaceuticals - 0.0% (5)
Omthera Pharmaceutical, Inc. CVR (1)(3)(6)	508	305

Total Rights (Cost $1,226)		11,143

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07%	6,955,551	6,955,551

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $6,955,551)		6,955,551

TOTAL INVESTMENTS (Cost $144,132,319) - 96.1%		172,991,708
Other assets and liabilities, net - 3.9%		6,934,442
NET ASSETS - 100.0%		179,926,150

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $24,576,225 and the total market value of the collateral received by the Fund was $25,266,959, comprised of cash of $6,955,551 and U.S. government and/or agencies securities of $18,311,408.

(3) For fair value measurement disclosure purposes, security is categorized as Level 3.
(4) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5) Amount is less than 0.05%.
(6) Restricted security. Total market value of restricted securities amounts to $11,143, which represents less than 0.05% of the net assets of the Fund as of September 30, 2019.

Abbreviations:
CVR:	Contingent Value Rights

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	193	12/20/19	$14,716,250	($571,725)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
A Schulman, Inc. CVR	8/22/18	979
GTx, Inc. CVR	6/10/19	117
Elanco Animal Health, Inc. CVR	7/19/19	89
Omthera Pharmaceutical, Inc. CVR	7/19/13	—
Tobira Therapeutics, Inc. CVR	11/2/16	41

During the fiscal year to date ended September 30, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $571,725.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$161,248,872	(2)	$—	$—	$161,248,872
Exchange-Traded Funds	3,783,500		—	—	3,783,500
U.S. Treasury Obligations	—		992,642	—	992,642
Rights	—		—	11,143	11,143
Short Term Investment of Cash Collateral for Securities Loaned	6,955,551		—	—	6,955,551
Total Investments	$171,987,923		$992,642	$11,143	$172,991,708

Liabilities
Futures Contracts	$(571,725)		$—	$—	$(571,725)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.